UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724

                        OPPENHEIMER STRATEGIC INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.7%
------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series
2002-HE7, Cl. A2B, 5.503%, 11/25/35 1                                                   $    2,450,000   $    2,452,794
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 5.327%, 4/20/08 1                                                                    1,450,000        1,451,069
------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity Asset-Backed Securities:
Series 2004-W8, Cl. A2, 5.803%, 5/25/34 1                                                    9,060,000        9,113,707
Series 2006-W5, Cl. A2B, 5.423%, 5/26/36 1                                                   3,665,000        3,667,213
------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2005-A, Cl. A2,
3.66%, 12/26/07                                                                              4,533,875        4,525,787
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Asset-Backed Securities,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                        4,920,000        4,816,784
------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                           4,578,512        4,572,612
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2005-B, Cl. AF1, 4.05%, 3/26/35                                                         190,917          190,256
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                      1,264,276        1,258,130
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                      3,702,656        3,674,415
Series 2005-D, Cl. AV2, 5.593%, 10/25/35 1                                                     250,000          250,291
Series 2006-A, Cl. AV2, 5.423%, 5/16/36 1                                                    4,590,000        4,592,771
------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                       2,701,878        2,692,666
------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., CMO Home Equity, Series 2004-1, Cl
AF2, 2.645%, 4/25/34                                                                         5,110,000        4,888,329
------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                    7,134,155        7,046,375
------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                     15,441,000       15,716,106
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                  1,339,086        1,332,798
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                  1,720,000        1,702,661
Series 2005-17, Cl. 1AF1, 5.523%, 5/25/36 1                                                  3,098,471        3,102,513
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                  1,150,000        1,138,065
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                           541,356          541,478
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                        5,216,766        5,212,299
------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%, 4/15/11 3,4            15,000,000            1,500
------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series 2001-2, Cl
C, 4.405%, 11/11/09 4                                                                        3,083,887          510,769
------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 3,4                                                                   2,275,079           22,751
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables:
Series 2005-FF10, Cl. A3, 5.533%, 11/25/35 1                                                 7,200,000        7,208,108
Series 2006-FF5, Cl. 2A1, 5.373%, 5/15/36 1                                                  2,712,105        2,713,748
Series 2006-FF9, Cl. 2A2, 7/7/36 1,5                                                         1,850,000        1,850,000
Series 2006-FF10, Cl. A3, 5.413%, 7/25/36 1                                                  3,620,000        3,620,000


1          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                  $    3,537,575   $    3,502,385
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                        3,238,504        3,236,867
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations,
Series 1A, Cl. D, 0.125%, 6/13/11 1,4                                                        6,138,155           61,382
------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                             4,814,000        3,749,647
------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                         5,214,000          979,652
------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities, Series 2005-1,
Cl. A2, 4.32%, 5/15/08                                                                       8,671,924        8,644,536
------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations, Series
2005-3, Cl. A2, 3.73%, 10/18/07 4                                                            2,910,785        2,901,682
------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.527%, 1/20/35 1                                                     2,841,659        2,845,980
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Asset-Backed Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                    3,836,368        3,816,082
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                     3,033,972        3,011,167
------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A, Cl. C1,
0.293%, 3/24/14 1,4                                                                          3,310,088          132,404
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Home Equity Receivables, Series 2005-WMC6, Cl
A2B, 5.583%, 7/25/35 1                                                                       2,230,000        2,236,000
------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Home Equity Pass-Through Certificates, Series 1999-I,
Cl. ECFD, 1.079%, 1/25/29 4                                                                  4,420,411          928,286
------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts., Series
2005-C, Cl. A2, 3.99%, 1/15/08                                                               7,424,184        7,398,273
------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2005-B,
Cl. A2, 4.03%, 4/15/08                                                                       1,499,268        1,497,003
------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations, Series 2006-2,
Cl. 2A2, 5.435%, 7/1/36 1                                                                    6,040,000        6,040,000
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                                                   1,620,000        1,607,564
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                                                      990,000          977,783
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                    1,670,000        1,648,270
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                      1,810,000        1,786,069
------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates:
Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                                                     3,590,000        3,557,143
Series 2006-RS4, Cl. A1, 5.163%, 7/25/36 1                                                   2,450,000        2,450,000
------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Home Equity Asset-Backed Securities,
Series 2006-2, Cl. A1, 5.383%, 4/25/36 1                                                     3,132,055        3,134,175
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Asset-Backed Securities:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                       305,733          304,333
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                     4,341,708        4,324,604
------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities, Series
2005-A, Cl. A2, 3.52%, 4/20/07                                                               2,997,112        2,995,118


2          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates:
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                               $      656,576   $      654,677
Series 2006-2, Cl. A2, 5.45%, 7/7/36 1                                                       3,600,000        3,600,000
                                                                                                         ---------------
Total Asset-Backed Securities (Cost $213,393,188)                                                           177,887,077

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.0%
------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series
1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                            5,604,082        5,653,840
------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                         5,070,000        4,857,340
------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                                                                      3,779,450        3,727,039
------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                       3,412,684        3,397,753
Series 2005-E, Cl. 2A2, 4.977%, 6/25/35 1                                                      599,432          598,122
------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 8.215%, 6/22/24 6                               6,842,218          258,019
------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2006-WF1, Cl. A2B, 5.536%,
3/1/36                                                                                       1,311,000        1,300,325
------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                      8,299,295        8,281,144
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                      1,777,065        1,780,443
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2005-10, Cl. AF1, 5.483%, 2/25/36 1                                     5,801,828        5,806,611
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO, Series 2006-AB2, Cl
A7, 5.961%, 5/1/36                                                                           8,728,844        8,699,929
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO, Series 2006-AB3, Cl
A7, 6.36%, 4/25/08                                                                           2,640,000        2,640,000
------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2,
Cl. B30C, 5.403%, 10/15/30 1,4                                                              36,400,000       10,920,000
------------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl. 2A2,
7%, 2/25/44                                                                                  2,564,520        2,611,480
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                6,331,000        5,988,644
5%, 7/1/36 5                                                                                17,996,000       16,809,380
6%, 4/1/17-9/1/24                                                                           25,981,772       25,984,867
6.50%, 4/1/18-8/1/32                                                                         6,682,053        6,755,742
7%, 3/1/31-10/1/31                                                                           5,300,342        5,434,431
7.50%, 2/1/32-4/1/36                                                                        11,171,116       11,593,067
8.50%, 8/1/31                                                                                  867,247          931,044
10%, 4/1/20-5/1/20                                                                             204,642          223,613
10.50%, 5/1/20                                                                                 319,755          353,160
11.50%, 10/1/16                                                                                255,446          275,347
12%, 5/1/10-6/1/17                                                                             758,695          822,207
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation
Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                                            1,927,813        1,940,587
Series 3057, Cl. LG, 5%, 10/15/35                                                            5,000,000        4,456,999
Series 3105, Cl. BD, 5.50%, 1/15/26                                                          8,122,000        7,844,335
Series 3138, Cl. PA, 5.50%, 2/15/27                                                         19,738,179       19,619,096


3          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                     $    2,103,308   $    2,123,764
Series 2080, Cl. Z, 6.50%, 8/15/28                                                           1,360,618        1,370,397
Series 2173, Cl. Z, 6.50%, 7/15/29                                                           5,271,067        5,353,062
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                          1,511,574        1,531,183
Series 2387, Cl. PD, 6%, 4/15/30                                                             1,137,933        1,138,385
Series 2500, Cl. FD, 5.699%, 3/15/32 1                                                         895,956          904,036
Series 2526, Cl. FE, 5.599%, 6/15/29 1                                                       1,144,448        1,150,714
Series 2551, Cl. FD, 5.481%, 1/15/33 1                                                         887,526          898,117
Series 2583, Cl. KA, 5.50%, 3/15/22                                                          2,042,081        2,037,881
Series 2939, Cl. PE, 5%, 2/15/35                                                            11,489,000       10,292,286
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. B, 13.872%, 7/1/26 6                                                         3,562,948          858,302
Series 183, Cl. IO, 8.972%, 4/1/27 6                                                         1,414,158          355,958
Series 192, Cl. IO, 15.814%, 2/1/28 6                                                          627,891          149,054
Series 200, Cl. IO, 14.82%, 1/1/29 6                                                           751,454          185,574
Series 203, Cl. IO, 5.331%, 6/1/29 6                                                         2,692,309          657,146
Series 204, Cl. IO, (5.229)%, 5/1/29 6                                                         218,909           52,338
Series 205, Cl. IO, 11.753%, 9/1/29 6                                                        3,453,682          866,431
Series 206, Cl. IO, (12.766)%, 12/1/29 6                                                     1,195,739          306,775
Series 207, Cl. IO, (15.986)%, 4/1/30 6                                                      1,349,602          344,296
Series 208, Cl. IO, (1.879)%, 6/1/30 6                                                       2,316,715          545,779
Series 212, Cl. IO, 6.553%, 5/1/31 6                                                         5,331,860        1,339,914
Series 214, Cl. IO, (7.676)%, 6/1/31 6                                                       1,264,124          324,195
Series 2003-118, Cl. S, 11.815%, 12/25/33 6                                                 10,330,413          998,720
Series 2074, Cl. S, 2.601%, 7/17/28 6                                                          821,406           65,372
Series 2079, Cl. S, 2.275%, 7/17/28 6                                                        1,289,453          111,405
Series 2526, Cl. SE, 4.263%, 6/15/29 6                                                       2,044,375          110,776
Series 2819, Cl. S, (0.119)%, 6/15/34 6                                                     18,456,551        1,112,834
Series 2920, Cl. S, (0.694)%, 1/15/35 6                                                     10,855,275          361,451
Series 3000, Cl. SE, (1.42)%, 7/15/25 6                                                     13,173,820          271,150
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                                3,011,512        2,851,077
5%, 2/1/18-3/1/34                                                                           27,390,515       25,989,975
5%, 7/1/36 5                                                                                93,861,000       87,760,035
5%, 11/1/33 7                                                                               10,637,560        9,995,199
5.50%, 1/1/33-11/1/34                                                                       75,984,558       73,321,687
5.50%, 7/1/21-7/1/36 5                                                                     108,491,000      104,567,579
6%, 8/1/29-5/1/33                                                                           20,987,700       20,752,320
6%, 7/1/21-7/1/36 5                                                                         47,075,000       46,826,709
6.50%, 12/1/28-9/1/32                                                                       35,334,551       35,684,525
6.50%, 7/1/36 5                                                                             20,373,000       20,481,221
7%, 11/1/17-9/1/34                                                                          29,360,196       30,115,849
7.50%, 6/1/10-9/1/31                                                                         8,736,686        9,087,006
7.50%, 1/1/33 4                                                                              8,988,890        9,330,558
8.50%, 7/1/32                                                                                  140,835          151,608
9.50%, 4/1/20-3/15/21                                                                          194,463          212,218


4          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
11%, 10/15/15-2/1/26                                                                    $      476,597   $      521,072
13%, 6/1/15                                                                                    104,184          115,599
15%, 4/15/13                                                                                   431,508          487,245
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust CMO, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-T3, Cl. IO, 1.90%, 11/25/40 6                                                    21,635,594          377,915
Trust 2001-T4, Cl. IO, 5.361%, 7/25/41 6                                                    37,447,529          915,431
Trust 2001-T10, Cl. IO, (3.536)%, 12/25/41 6                                               186,237,744        3,017,945
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                              240,958          246,511
Trust 1997-45, Cl. CD, 8%, 7/18/27                                                           2,769,721        2,902,812
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                       3,162,352        3,213,475
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                             627,387          629,258
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                         222,896          224,902
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                             851,722          851,428
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                             421,165          420,527
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                             175,710          175,187
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                           2,805,489        2,820,749
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                        6,419,646        6,502,996
Trust 2002-77, Cl. WF, 5.652%, 12/18/32 1                                                    1,288,411        1,300,299
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                        4,963,000        4,701,072
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                       12,066,000       11,422,273
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                        5,467,000        5,239,154
Trust 2003-116, Cl. FA, 5.723%, 11/25/33 1                                                   1,158,654        1,164,949
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                          4,201,000        3,998,375
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                        2,865,000        2,685,490
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                        3,510,000        3,134,304
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                      2,910,000        2,717,015
Trust 2006-50, Cl. KS, 4.684%, 6/25/36 1                                                     4,521,407        3,827,704
Trust 2006-50, Cl. SK, 4.684%, 6/25/36 1                                                       957,519          847,573
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                       13,173,709       13,076,600
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 2.532%, 4/25/32 6                                                     1,061,298           76,673
Trust 2002-38, Cl. SO, (1.87)%, 4/25/32 6                                                      950,804           41,737
Trust 2002-39, Cl. SD, (0.489)%, 3/18/32 6                                                   1,558,002          109,406
Trust 2002-48, Cl. S, 2.944%, 7/25/32 6                                                      1,712,822          133,472
Trust 2002-52, Cl. SL, 2.799%, 9/25/32 6                                                     1,009,983           80,902
Trust 2002-53, Cl. SK, (0.054)%, 4/25/32 6                                                     971,492           75,086
Trust 2002-56, Cl. SN, 4.016%, 7/25/32 6                                                     2,348,531          186,614
Trust 2002-77, Cl. IS, 2.804%, 12/18/32 6                                                    1,619,889          121,325
Trust 2006-34, Cl. SK, 15.769%, 5/25/36 6                                                   17,507,377        1,137,980
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 11.287%, 5/1/23 6                                                          1,304,767          312,923
Trust 240, Cl. 2, 22.298%, 9/1/23 6                                                          2,100,723          529,024
Trust 247, Cl. 2, 13.746%, 10/1/23 6                                                           266,753           60,677
Trust 301, Cl. 2, 8.351%, 4/1/29 6                                                           2,085,216          509,665


5          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Trust 303, Cl. IO, 11.743%, 11/1/29 6                                                   $    1,269,233   $      339,797
Trust 313, Cl. 2, (5.347)%, 6/1/31 6                                                         7,540,116        1,976,819
Trust 319, Cl. 2, 12.828%, 2/1/32 6                                                             56,235           14,990
Trust 321, Cl. 2, 10.21%, 4/1/32 6                                                          10,023,254        2,679,611
Trust 324, Cl. 2, 6.711%, 7/1/32 6                                                           7,366,113        1,874,901
Trust 327, Cl. 2, 17.089%, 9/1/32 6                                                            193,315           46,848
Trust 329, Cl. 2, 9.948%, 1/1/33 6                                                          15,503,116        4,125,162
Trust 334, Cl. 12, 5.449%, 2/1/33 6                                                         10,327,661        2,626,991
Trust 344, Cl. 2, 9.141%, 12/1/33 6                                                          4,114,006        1,091,361
Trust 2001-61, Cl. SH, 11.696%, 11/18/31 6                                                   6,210,050          540,297
Trust 2001-63, Cl. SD, 4.46%, 12/18/31 6                                                        81,095            6,937
Trust 2001-68, Cl. SC, 5.097%, 11/25/31 6                                                       57,200            4,837
Trust 2001-81, Cl. S, 5.529%, 1/25/32 6                                                      1,532,235          111,209
Trust 2002-9, Cl. MS, 2.792%, 3/25/32 6                                                      1,985,382          157,544
Trust 2002-65, Cl. SC, (2.782)%, 6/25/26 6                                                   3,063,542          157,859
Trust 2002-77, Cl. SH, 5.841%, 12/18/32 6                                                    1,805,724          154,913
Trust 2003-4, Cl. S, 12.65%, 2/25/33 6                                                       3,298,702          320,011
Trust 2003-33, Cl. SP, 14.996%, 5/25/33 6                                                    6,359,767          654,315
Trust 2005-40, Cl. SA, (0.363)%, 5/25/35 6                                                  16,736,964          551,249
Trust 2005-40, Cl. SB, 3.954%, 5/25/35 6                                                     7,344,215          245,786
Trust 2005-71, Cl. SA, 5.83%, 8/25/25 6                                                      8,360,760          319,962
Trust 2006-33, CL. SP, 16.252%, 5/25/36 6                                                    8,784,327          590,197
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security,
Trust 327, Cl. 1, 5.04%, 9/1/32 8                                                              200,673          149,309
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                        4,155,122        4,138,431
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series
2005-C3, Cl. A2, 4.853%, 7/10/45                                                             2,940,000        2,857,005
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                      1,336,367        1,347,853
Series 1998-C1, Cl. F, 7.186%, 5/15/30 1                                                     2,000,000        2,037,500
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.75%, 7/20/27 1                                                                                12,683           12,721
7%, 1/15/28-1/20/30                                                                          2,941,259        3,031,189
8%, 1/15/28-9/15/28                                                                          1,320,063        1,402,829
11%, 10/20/19                                                                                   33,011           35,973
12%, 11/20/13-9/20/15                                                                           45,514           50,323
12.50%, 12/15/13-11/15/15                                                                    1,874,541        2,061,742
13%, 10/15/15                                                                                2,860,908        3,165,265
13.50%, 6/15/15                                                                              3,751,703        4,180,989
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                          9,386,881        9,885,032
Series 2000-7, Cl. Z, 8%, 1/16/30                                                            6,309,450        6,670,433
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-6, Cl. SA, 0.042%, 3/16/28 6                                                     1,583,931          110,467
Series 1998-19, Cl. SB, 1.355%, 7/16/28 6                                                    2,571,534          205,610


6          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                $    3,260,000   $    3,125,017
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                     3,310,000        3,235,437
------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg. Obligations,
Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                     10,301,000       10,845,825
------------------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-S2, Cl
3A1, 6.746%, 2/25/32 1                                                                       7,772,351        7,747,609
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                    1,220,000        1,170,694
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                    4,310,000        4,157,642
------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 1999-C2, Cl. C, 7.47%, 10/15/32                                                       8,115,000        8,535,531
------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                       9,627,000       10,290,197
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                      3,520,000        3,421,973
------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 4                                                                                      532,350          393,939
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates, Series 2005-10,
Cl. 2-A3B, 5.55%, 1/25/36                                                                    2,886,937        2,848,829
------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                         5,411,975        5,363,131
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                      4,117,150        4,078,016
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.059%, 2/15/28 1,2                                                   1,003,569        1,001,761
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                     13,823,000       11,572,979
------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 2001-C1,
Cl. A2, 6.36%, 3/12/34                                                                       9,627,000        9,856,285
------------------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 3,4                                                             624,465               --
Series 1992-2, Cl. B3, 10.355%, 4/15/09 1,4                                                    481,812              151
------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                  380,000          401,280
------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., CMO Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. A2, 6%, 4/25/08                                                         9,905,074        9,871,132
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                           611,828          614,821
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                      572,044          578,867
------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations, Series
2001-1, Cl. B, 6.64%, 4/15/18                                                                2,407,000        2,385,235
------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 4.041%, 9/15/22 6                                                    19,264,130          486,909
Series 1995-2B, Cl. 2IO, 0.284%, 6/15/25 6                                                   1,388,144           34,641
Series 1995-3, Cl. 1IO, (6.471)%, 9/15/25 6                                                 44,753,921          442,992
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                                                            5,800,000        5,623,703


7          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates:
Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 1                                              $    2,660,116   $    2,654,290
Series 2005-AR8, Cl. 2AB1, 5.573%, 7/25/45 1                                                 3,622,232        3,627,491
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl. 2A1,
4.513%, 1/25/35 1                                                                              864,271          860,515
                                                                                                         ---------------
Total Mortgage-Backed Obligations (Cost $971,260,724)                                                       938,583,928

------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--13.5%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 7,9                                                  61,690,000       57,639,126
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                           150,000          146,129
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06 7                                                                           17,750,000       17,685,426
4.125%, 7/12/10 7                                                                            3,100,000        2,951,640
5.125%, 4/18/11                                                                              3,370,000        3,320,869
6%, 6/15/11 7                                                                               63,370,000       64,794,494
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                    335,000          331,700
4.25%, 7/15/07 7                                                                               505,000          498,720
4.75%, 12/15/10 7                                                                           12,875,000       12,520,641
6%, 5/15/11 7                                                                               21,200,000       21,679,608
6%, 5/15/08 7,10                                                                            15,044,000       15,187,144
6.625%, 9/15/09 7,10                                                                        30,056,000       31,095,607
------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, STRIPS, 6.13%, 1/15/21 7,9                                  51,220,000       23,279,900
------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, Series A, 6.79%, 5/23/12                                  36,498,000       38,824,018
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills:
4.74%, 8/10/06 7,11,12,13                                                                  253,530,000      252,194,502
4.795%, 9/14/06 7                                                                          350,000,000      346,643,500
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 7                                                                               415,000          372,236
5.50%, 8/15/28 7,10                                                                            152,000          156,216
7.25%, 5/15/16 7                                                                             2,734,000        3,166,530
STRIPS, 4.94%, 2/15/16 7,9,10                                                               23,586,000       14,342,505
                                                                                                         ---------------
Total U.S. Government Obligations (Cost $913,804,736)                                                       906,830,511

------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--21.7%
------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.0%
Argentina (Republic of) Bonds:
2%, 9/30/14 4 [ARP]                                                                         13,011,900        3,997,981
4.889%, 8/3/12 1                                                                            51,822,750       47,910,228
Series V, 7%, 3/28/11                                                                        3,710,000        3,433,709
------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Discount Bonds, 8.28%, 12/31/33                                      5,900,100        5,271,740
------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series
PBA1, 4/1/07 3,4 [ARP]                                                                         311,558          133,601
------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 4 [ARP]                                         17,840,159        8,084,839
                                                                                                         ---------------
                                                                                                             68,832,098

------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                        83,780,000       62,382,547


8          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                     9,250,000   $   13,032,085
------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 2.81%, 9/14/06 9 [EUR]                                 22,250,000       28,293,811
                                                                                                         ---------------
                                                                                                             41,325,896

------------------------------------------------------------------------------------------------------------------------
BRAZIL--0.8%
Brazil (Federal Republic of) Bonds:
7.125%, 1/20/37                                                                              5,880,000        5,586,000
8.25%, 1/20/34                                                                               9,860,000       10,377,650
8.75%, 2/4/25                                                                               19,225,000       21,147,500
------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                            7,950,000        8,343,525
------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 10.125%, 5/15/27                                  9,000,000       11,205,000
                                                                                                         ---------------
                                                                                                             56,659,675

------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                               7,080,000        8,014,560
8.25%, 1/15/15 2                                                                             6,790,000        7,686,280
                                                                                                         ---------------
                                                                                                             15,700,840

------------------------------------------------------------------------------------------------------------------------
CANADA--0.9%
Canada (Government of) Nts., 4%, 9/1/10 [CAD]                                               65,190,000       57,367,550
------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.8%
Colombia (Republic of) Bonds:
10.375%, 1/28/33                                                                             2,950,000        3,650,625
10.75%, 1/15/13                                                                              8,000,000        9,460,000
12%, 10/22/15 [COP]                                                                     24,752,000,000       10,540,760
------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                       23,854,260,000        9,748,341
------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                        22,580,000       22,975,150
                                                                                                         ---------------
                                                                                                             56,374,876

------------------------------------------------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                          21,445,000        3,699,652
4%, 11/15/15 [DKK]                                                                          15,950,000        2,706,537
7%, 11/10/24 [DKK]                                                                           5,820,000        1,326,499
------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                23,020,000        3,976,105
                                                                                                         ---------------
                                                                                                             11,708,793

------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.50%, 9/27/11                          1,876,658        1,989,258
------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                                            4,802,000        4,994,080
7.65%, 6/15/35 2                                                                             4,735,000        4,569,275
                                                                                                         ---------------
                                                                                                              9,563,355

------------------------------------------------------------------------------------------------------------------------
FRANCE--1.8%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                          59,160,000       70,700,222
------------------------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds, 4%,
4/25/55 [EUR]                                                                               25,355,000       30,302,894


9          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 2.90%, 9/21/06 9 [EUR]                               17,640,000   $   22,421,547
                                                                                                         ---------------
                                                                                                            123,424,663

------------------------------------------------------------------------------------------------------------------------
GERMANY--1.8%
Germany (Republic of) Bonds, Series 05, 4%, 1/4/37 [EUR]                                    35,630,000       43,006,831
------------------------------------------------------------------------------------------------------------------------
Germany (Republic of) Treasury Bills, Series 0306, 2.78%, 9/13/06 9 [EUR]                   60,145,000       76,504,074
                                                                                                         ---------------
                                                                                                            119,510,905

------------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                            21,510,000       28,250,532
------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                            2,972,000        3,428,202
10.25%, 11/8/11                                                                              1,205,000        1,389,968
                                                                                                         ---------------
                                                                                                              4,818,170

------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                             2,670,000        2,623,275
7.25%, 4/20/15 2                                                                             4,450,000        4,483,375
------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                       6,210,000        6,559,468
                                                                                                         ---------------
                                                                                                             13,666,118

------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                 101,230,000       24,088,209
------------------------------------------------------------------------------------------------------------------------
ITALY--1.5%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 2.80%,
7/1/09 1 [EUR]                                                                              39,610,000       50,875,973
------------------------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali, 4.25%,
2/1/19 [EUR]                                                                                41,865,000       52,712,106
                                                                                                         ---------------
                                                                                                            103,588,079

------------------------------------------------------------------------------------------------------------------------
JAPAN--2.2%
Japan (Government of) Bonds:
2 yr., Series 237, 0.20%, 10/15/07 [JPY]                                                15,358,000,000      133,410,882
20 yr., Series 81, 2%, 9/20/25 [JPY]                                                     1,263,000,000       10,567,085
                                                                                                         ---------------
                                                                                                            143,977,967

------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 4 [MYR]                  57,058,000       16,847,987
------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                           26,605,000        7,076,083
                                                                                                         ---------------
                                                                                                             23,924,070

------------------------------------------------------------------------------------------------------------------------
MEXICO--0.9%
Mexican Williams Sr. Nts., 6.03%, 11/15/08 1,4                                               1,500,000        1,545,938
------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                               12,122,000       12,909,930
8.30%, 8/15/31                                                                               2,000,000        2,315,000
11.375%, 9/15/16                                                                                45,000           61,425
Series MI10, 8%, 12/19/13 [MXN]                                                            139,519,000       11,683,736
------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts.:
7.50%, 1/14/12                                                                              18,630,000       19,794,375


10          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
8.375%, 1/14/11                                                                         $   11,140,000   $   12,170,450
                                                                                                         ---------------
                                                                                                             60,480,854

------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                               3,585,000        3,560,353
------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                     2,462,310        2,183,377
                                                                                                         ---------------
                                                                                                              5,743,730

------------------------------------------------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                              28,041,000       25,797,720
9.375%, 4/1/29                                                                               5,500,000        6,517,500
                                                                                                         ---------------
                                                                                                             32,315,220

------------------------------------------------------------------------------------------------------------------------
PERU--1.5%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                                              17,185,000       16,583,525
7.84%, 8/12/20 [PEN]                                                                       102,295,000       30,420,260
8.20%, 8/12/26 [PEN]                                                                        10,835,000        3,303,139
8.375%, 5/3/16                                                                               3,210,000        3,482,850
9.91%, 5/5/15 [PEN]                                                                         63,042,000       21,571,765
Series 7, 8.60%, 8/12/17 [PEN]                                                              24,020,000        7,635,636
Series 8-1, 12.25%, 8/10/11 [PEN]                                                           10,583,000        3,918,046
------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 1                      1,106,000        1,078,350
------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 9                                               24,726,161       13,199,814
------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                         60,000           67,050
                                                                                                         ---------------
                                                                                                            101,260,435

------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of) Bonds, 8.375%, 2/15/11                                             5,050,000        5,248,844
------------------------------------------------------------------------------------------------------------------------
POLAND--0.7%
Poland (Republic of) Bonds:
Series 0K0807, 4.19%, 8/12/07 9 [PLZ]                                                       36,350,000       10,907,345
Series DS1013, 5%, 10/24/13 [PLZ]                                                           37,200,000       11,504,823
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                          8,540,000        2,641,430
Series 0511, 4.25%, 5/24/11 [PLZ]                                                           74,470,000       22,174,725
                                                                                                         ---------------
                                                                                                             47,228,323

------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.9%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 2 [EUR]                                                            6,050,000        8,613,452
Series C, 9.60%, 10/25/14                                                                   41,500,000       51,720,205
------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts., 12.75%, 6/24/28                                         745,000        1,264,638
                                                                                                         ---------------
                                                                                                             61,598,295

------------------------------------------------------------------------------------------------------------------------
TURKEY--0.2%
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                               9,675,000        9,130,781
11%, 1/14/13                                                                                 2,590,000        2,965,550
                                                                                                         ---------------
                                                                                                             12,096,331

------------------------------------------------------------------------------------------------------------------------
GREAT BRITAIN--1.2%
United Kingdom Treasury Bond, 6%, 12/7/28 [GBP]                                             34,280,000       76,971,681


11          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.3%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                   $    4,835,000   $    4,375,675
------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22                                   17,005,000       16,367,313
                                                                                                         ---------------
                                                                                                             20,742,988

------------------------------------------------------------------------------------------------------------------------
VENEZUELA--1.0%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                                               37,015,000       43,770,238
------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 7%, 3/16/15 [EUR]                                             11,640,000       15,260,351
------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds, 9.375%, 1/13/34                                        6,980,000        8,201,500
                                                                                                         ---------------
                                                                                                             67,232,089

                                                                                                         ---------------
Total Foreign Government Obligations (Cost $1,456,481,009)                                                1,458,072,391

------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.1%
------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 5.813%, 3/4/10 1,4 (Cost
$5,138,494)                                                                                  5,498,913        5,498,913
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.4%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.3%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10                2,729,000        2,694,888
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3                                                   652,000          440,100
------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                         6,631,000        6,183,408
9% Sr. Unsec. Nts., 7/1/15                                                                   6,000,000        5,760,000
------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                    1,000,000          950,000
------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                    3,777,000        3,644,805
------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                        4,051,000        4,061,128
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                      3,684,000        4,057,005
------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                       1,700,000        1,683,000
------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                  3,975,000        3,264,469
8.25% Sr. Unsec. Nts., 8/1/10                                                                6,600,000        6,204,000
                                                                                                         ---------------
                                                                                                             38,942,803
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.0%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                         2,700,000        1,964,250
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                         5,400,000        4,997,884
5.80% Sr. Unsec. Nts., 1/12/09                                                                 800,000          731,267
7.375% Nts., 10/28/09                                                                       18,550,000       17,162,367
9.473% Nts., 4/15/12 1                                                                       9,615,000        9,775,109
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                         8,760,000        8,367,359
7.25% Nts., 3/2/11                                                                           3,500,000        3,396,561
8% Bonds, 11/1/31                                                                           12,190,000       11,747,332
------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                                       1,400,000        1,134,000
------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                                                                    3,540,000        3,646,200
10.50% Sr. Sub. Nts., 1/1/16 2                                                               4,255,000        4,531,575
                                                                                                         ---------------
                                                                                                             67,453,904


12          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 2                                  $    3,275,000   $    3,291,375
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Education Management LLC/Education Management Corp., 10.25% Sr
Sub. Nts., 6/1/16 2                                                                          3,345,000        3,345,000
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                                                       1,900,000        1,914,250
------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                             5,093,000        5,016,605
------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                4,101,000        4,316,303
------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                              4,566,000        4,805,715
------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                                   4,895,000        4,650,250
------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                           2,391,000        2,492,618
------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 2                          4,600,000        4,427,500
------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                         700,000          659,750
8% Sr. Nts., 11/15/13                                                                        1,900,000        1,907,125
------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                                         4,915,000        5,209,900
------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                             3,382,000        3,382,000
------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                              2,022,000        1,918,373
9% Sr. Sub. Nts., 3/15/12                                                                    7,132,000        7,479,685
------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Unsec. Sub. Nts., 10/1/15                              2,235,000        2,343,956
------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                3,370,000        3,563,775
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                5,121,000        5,332,241
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Nts., 4/1/13 2                                                                     3,200,000        3,068,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                          6,110,000        6,293,300
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                           1,200,000        1,239,000
------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                         1,670,000        1,580,238
6.375% Sr. Sub. Nts., 7/15/09                                                                3,327,000        3,256,301
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                         2,330,000        2,207,675
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                           900,000          875,250
8% Sr. Sub. Nts., 4/1/12                                                                     2,950,000        3,012,688
------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                  1,000,000          987,500
------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                9,239,000        9,631,658
------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75% Sr. Unsec. Sub. Nts., 3/1/15                               1,665,000        1,560,938
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                            5,950,000        5,994,625
------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                                        2,265,000        2,352,769
------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,4                                              10,800,000               --
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                               4,826,000        4,608,830
9.625% Sr. Nts., 6/1/14                                                                      1,368,000        1,251,720
9.75% Sr. Nts., 4/15/13                                                                      1,650,000        1,524,188
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                           8,102,000        8,496,973
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                          10,725,000       10,027,875
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                          1,580,000        1,481,250
------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                   8,600,000        8,309,750


13          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                       $    3,858,000   $    4,219,688
------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                             1,500,000        1,432,500
------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                       10,403,000        9,856,843
                                                                                                         ---------------
                                                                                                            152,689,605
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                             6,554,000        6,586,770
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                              2,738,000        3,019,970
------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                 2,803,000        2,803,000
------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                               2,474,000        2,576,057
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                          1,200,000        1,255,500
------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                             1,971,000        1,980,855
------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                         2,025,000        2,022,469
------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                     1,925,000        2,002,000
------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                          3,570,000        3,364,725
------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                            3,521,000        3,397,765
                                                                                                         ---------------
                                                                                                             29,009,111
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                       1,650,000        1,608,750
------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                        2,220,000        2,458,295
------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                    1,955,000        1,901,238
                                                                                                         ---------------
                                                                                                              5,968,283
------------------------------------------------------------------------------------------------------------------------
MEDIA--4.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3                                                             1,400,000          756,000
8.125% Sr. Nts., Series B, 7/15/03 3                                                         2,325,000        1,278,750
8.375% Sr. Nts., Series B, 2/1/08 3                                                          4,236,000        2,350,980
9.25% Sr. Unsec. Nts., Series B, 10/1/02 3                                                   6,065,000        3,290,263
9.875% Sr. Nts., Series B, 3/1/07 3                                                          1,800,000          999,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3                                                         800,000          464,000
10.875% Sr. Unsec. Nts., 10/1/10 3                                                             200,000          110,000
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                          4,246,000        4,224,770
------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                              1,550,000        1,427,938
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                           3,409,000        3,366,388
------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                           975,000          867,750
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                3,750,000        3,515,625
------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 2                                       2,290,000        2,209,850
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.:
10.25% Sr. Nts., 9/15/10 2                                                                   3,830,000        3,849,150
10.25% Sr. Unsec. Nts., 9/15/10                                                              1,300,000        1,309,750
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 2                             21,129,000       21,261,056
------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                          2,229,000        2,351,595
------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 14                                   7,129,000        5,560,620


14          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                        $      900,000   $      895,500
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                              7,469,000        7,506,345
------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                                                     4,240,000        4,505,000
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                      2,509,000        2,615,633
9.875% Sr. Sub. Nts., 8/15/13                                                                4,431,000        4,824,229
------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 14                                                         3,600,000        3,051,000
8% Unsec. Nts., 11/15/13                                                                    14,633,000       14,779,330
------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, 8.625% Pass-Through Certificates, Series
6-T1, 6/29/11 2                                                                             35,670,000       35,045,775
------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                              4,388,000        4,135,690
7.125% Sr. Nts., 2/1/16 2                                                                    2,200,000        2,128,500
------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                    3,996,000        3,936,060
------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts.,
3/1/14                                                                                       1,925,000        1,929,813
------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                       648,000          596,160
------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                         5,553,000        5,164,290
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                           1,800,000        1,768,500
------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                           3,233,000        2,966,278
------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 14                                    7,400,000        5,318,750
------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts.,
10/15/15                                                                                     1,895,000        1,828,675
------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                          4,855,000        4,855,000
------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                 1,900,000        1,672,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                         4,775,000        4,369,125
------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.318% Sr. Sec. Nts., 1/15/13 1,2                              4,225,000        4,256,688
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                         5,317,000        4,785,300
8.875% Sr. Unsec. Nts., 5/15/11                                                              1,718,000        1,657,870
------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                                      1,600,000        1,468,000
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 2                                                             5,615,000        5,193,875
6.875% Sr. Disc. Nts., Series A-2, 1/15/13 2                                                10,155,000        9,393,375
6.875% Sr. Nts., 1/15/13                                                                     6,800,000        6,290,000
8.875% Sr. Nts., Series A-3, 1/15/16 2                                                      11,110,000       11,262,763
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 2                          4,340,000        4,784,850
------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                               2,992,000        3,115,420
------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                      1,999,000        2,108,945
------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                       14,037,000       12,750,621
------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                            11,275,000       11,500,500
8.75% Sr. Sub. Nts., 12/15/11                                                                1,100,000        1,155,000
------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                  3,666,000        3,748,485


15          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
------------------------------------------------------------------------------------------------------------------------
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                              $    3,600,000   $    3,564,000
------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 14                                     9,185,000        6,659,125
                                                                                                         ---------------
                                                                                                            266,779,955
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Nts., 3/15/14 2                                       8,500,000        7,926,250
------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 2                                                                      6,770,000        7,108,500
10.375% Sr. Sub. Nts., 10/15/15 2                                                            2,060,000        2,199,050
                                                                                                         ---------------
                                                                                                             17,233,800
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                     5,880,000        5,850,600
------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                         1,000,000          945,000
------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                     3,327,000        2,961,030
------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 3,4                                           4,300,000               --
------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.702% Sr. Sec. Nts., 1/15/14 1,2                                   4,635,000        4,414,838
------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                   3,851,000        4,082,060
------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                            1,650,000        1,650,000
                                                                                                         ---------------
                                                                                                             19,903,528
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                      5,830,000        6,150,650
------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.74% Sr. Unsec. Unsub. Nts., 4/1/12 1                                                       4,570,000        4,672,825
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                        3,888,000        3,907,440
------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                             1,650,000        1,658,250
------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                            2,865,000        2,678,775
------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                        2,507,000        2,635,484
                                                                                                         ---------------
                                                                                                             21,703,424
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                     1,300,000        1,308,125
------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                    2,025,000        2,090,813
                                                                                                         ---------------
                                                                                                              3,398,938
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                              7,697,000        7,119,725
------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,4                                              8,836,185               --
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                 3,801,000        3,839,010
9.50% Sr. Sec. Nts., 2/15/11                                                                 3,225,000        3,362,063
                                                                                                         ---------------
                                                                                                             14,320,798
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                          1,325,000        1,235,563
8.625% Sr. Sub. Nts., 12/15/12                                                               3,955,000        4,093,425
------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                      1,838,000        1,764,480
8.875% Sr. Unsec. Nts., 3/15/11                                                                623,000          587,178
------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                  3,500,000        3,377,500


16          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., Escrow Shares, 3/15/10 4                              $    4,832,000   $      222,465
------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                         3,336,000        3,369,360
8% Sr. Nts., Series B, 10/15/09                                                              1,300,000        1,319,500
------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 [GBP]                             4,351,000        8,488,461
                                                                                                         ---------------
                                                                                                             24,457,932
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                 2,000,000        1,860,000
------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 2                                        2,915,000        3,013,381
                                                                                                         ---------------
                                                                                                              4,873,381
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                   3,800,000        3,752,500
------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                     3,092,000        3,215,680
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                          3,588,000        3,753,945
                                                                                                         ---------------
                                                                                                             10,722,125
------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13 2                                       8,170,000        8,027,025
------------------------------------------------------------------------------------------------------------------------
ENERGY--3.4%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Basic Energy Services, Inc., 7.125% Sr. Nts., 4/15/16 2                                      1,600,000        1,496,000
------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/11 1                                        1,829,000        1,861,008
------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                1,100,000        1,144,000
------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                 807,000          831,210
------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 2                                                        1,920,000        1,819,200
------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 2                                                 1,590,000        1,645,650
------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                             3,281,000        3,289,203
                                                                                                         ---------------
                                                                                                             12,086,271
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.2%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                             3,281,000        3,157,963
------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 2                                      1,635,000        1,637,044
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                              2,000,000        1,865,000
6.875% Sr. Unsec. Nts., 1/15/16                                                              6,473,000        6,149,350
------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                   640,000          592,000
------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                    6,345,000        6,091,200
------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts., 3/1/16 2                                                   950,000          950,000
------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                               6,140,000        6,278,150
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                   4,453,000        4,519,795
------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                9,966,000       10,090,575
------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                     3,570,000        3,596,775
------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                          900,000          882,000
------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                          2,775,000        2,670,938
------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                1,535,000        1,558,025
------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875% Sr. Nts., 12/15/13 2                                               1,620,000        1,514,700
------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                      8,195,000        7,568,509
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                3,100,000        2,968,250


17          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec
Nts., 9/15/15                                                                           $      640,000   $      624,000
------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                              3,377,000        3,334,788
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                          8,661,000        8,959,805
8.50% Unsub. Nts., 2/15/08                                                                   3,586,000        3,733,923
9.125% Unsec. Unsub. Nts., 10/13/10                                                          7,746,000        8,501,235
------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                        28,689,030       27,837,397
------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Sub. Nts., 5/1/13 2                                           1,610,000        1,622,075
------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                         5,314,000        5,812,071
------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                    4,200,000        3,958,500
------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                1,665,000        1,544,288
7.50% Sr. Sub. Nts., 5/15/16                                                                 1,615,000        1,602,888
------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                          5,502,000        5,306,629
8% Sr. Unsub. Nts., 3/1/32                                                                   4,332,000        4,497,942
8.875% Sr. Nts., 3/15/10                                                                     2,599,000        2,758,197
------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                         3,150,000        3,177,563
8.25% Sr. Unsec. Sub. Nts., 12/15/11 4                                                       1,000,000        1,015,000
------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                                             3,265,000        3,167,050
------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                              1,925,000        2,026,063
------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                                 17,587,000       17,081,374
------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                             12,126,000       12,194,269
------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                                                                    2,450,000        2,339,750
6.625% Sr. Nts., 11/1/15 2                                                                   3,750,000        3,571,875
------------------------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 2                            6,066,000        5,201,595
------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 6.40% Sr. Nts., 4/15/16 2                              2,240,000        2,156,000
------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                  2,000,000        1,930,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                             600,000          577,500
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                         13,462,000       13,529,310
7.625% Nts., 7/15/19                                                                           600,000          612,000
8.75% Unsec. Nts., 3/15/32                                                                   3,825,000        4,178,813
------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 4                                   1,100,000        1,089,000
                                                                                                         ---------------
                                                                                                            216,031,174
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--4.4%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                          4,981,000        5,416,838
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 4                 800,000          604,000
------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                              1,956,000        1,965,780
8% Sr. Nts., 6/15/11                                                                         2,710,000        2,777,750
                                                                                                         ---------------
                                                                                                             10,764,368


18          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Banco BMG SA, 9.15% Nts., 1/15/16 2                                                     $   16,590,000   $   16,299,675
------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 4                                                     4,012,000        4,312,900
------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 9                                                             16,420,000        8,293,742
11.60% Sr. Unsec. Nts., 1/12/10 9                                                           21,550,000        9,809,560
12.28% Sr. Unsec. Nts., 3/9/09 9                                                            16,420,000        8,783,058
------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                  7,210,000        2,996,915
8.81% Nts., 1/25/12 1 [COP]                                                              7,695,428,597        3,292,438
------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 4                                12,565,000       12,627,825
------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,4                            4,970,000               --
------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 2                      14,210,000       14,121,188
------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                                               18,020,000       17,704,740
------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                                   20,590,000       19,519,320
                                                                                                         ---------------
                                                                                                            117,761,361
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                       1,005,000          917,063
------------------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 4                                 3,640,000        3,512,600
------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 2                                  10,511,953       10,459,393
------------------------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                                 4,153,000        4,526,770
------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.664% Sec. Nts., Series 2005-93, 12/20/10 1,4                                 6,400,000        6,405,120
------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr. Unsec
Disc. Nts., Series B, 10/1/14 14                                                             3,290,000        2,590,875
------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, 8.25% Pass-Through Certificates, Series
4-T1, 6/29/10 2                                                                             87,351,360       88,115,684
------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 2                               3,035,000        3,053,969
------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                          3,075,000        2,798,250
------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                     8,535,000        8,246,944
------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 4,14                               14,015,000        4,624,950
------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                               1,000,000        1,010,000
9.899% Sr. Unsec. Nts., 5/1/10 1                                                             1,000,000        1,037,500
                                                                                                         ---------------
                                                                                                            137,299,118
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                  4,011,000        4,271,715
------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                         3,825,000        3,614,625
                                                                                                         ---------------
                                                                                                              7,886,340
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 4                                       7,210,000        6,957,650
------------------------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 4                              9,675,000       10,473,188
------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 4                                        5,054,000        5,331,970
                                                                                                         ---------------
                                                                                                             22,762,808
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.4%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 2                               1,605,000        1,540,800


19          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                       $    2,000,000   $    1,950,000
------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                          2,359,000        2,465,155
                                                                                                         ---------------
                                                                                                              4,415,155
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                         2,796,000        2,946,285
------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                         3,231,000        3,081,566
------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                              3,330,000        3,180,150
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                          5,260,000        5,075,900
------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                 1,350,000        1,417,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                           1,929,000        2,023,039
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                 4,067,000        4,138,173
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                          1,700,000        1,150,657
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Securities,
6/15/11 4                                                                                    2,888,000        2,931,320
------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                         1,450,000        1,524,313
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                              10,407,000        9,840,037
6.375% Nts., 1/15/15                                                                        10,798,000       10,058,866
------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 2                                                6,445,000        6,348,325
------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                1,295,000        1,239,963
6.875% Sr. Sub. Nts., 12/15/15                                                               1,620,000        1,547,100
------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                             1,605,000        1,578,919
------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                                  5,406,000        4,527,525
------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                    8,285,000        7,249,375
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                     3,170,000        2,845,075
7.375% Nts., 2/1/13                                                                            118,000          108,265
9.875% Sr. Nts., 7/1/14                                                                     10,584,000       10,636,920
------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                            1,585,000        1,549,338
------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                    100,000          104,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                           100,000          109,000
------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 14                      5,600,000        3,976,000
                                                                                                         ---------------
                                                                                                             89,188,111
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.6%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                       3,200,000        3,088,000
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                               1,500,000        1,590,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                          2,047,000        2,128,880
------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                      3,735,000        3,632,288
7.625% Sr. Sub. Nts., 2/1/18                                                                 1,110,000        1,110,000
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                4,059,000        3,805,313
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                         1,800,000        1,719,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                              2,215,000        2,126,400


20          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
------------------------------------------------------------------------------------------------------------------------
7.625% Sr. Sub. Nts., 6/15/12                                                           $      600,000   $      612,000
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                     2,024,000        2,160,620
11% Sr. Sub. Nts., 2/15/13                                                                   1,720,000        1,887,700
                                                                                                         ---------------
                                                                                                             23,860,201
------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4                                         11,115,000          500,175
------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                     2,411,000        2,411,000
------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                      2,060,000        1,977,600
------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                           3,253,000        3,452,246
------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                           2,850,000        2,771,625
                                                                                                         ---------------
                                                                                                             10,612,471
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                        815,000          782,400
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                      6,400,000        6,112,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                         267,000          284,355
------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 3,4                          3,462,000               --
------------------------------------------------------------------------------------------------------------------------
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% Sr. Nts., 5/15/14 1,2                                                                   640,000          641,600
7.75% Sr. Nts., 5/15/16 2                                                                    1,595,000        1,539,175
------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                  3,200,000        3,136,000
------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                    3,811,000        3,834,819
------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                          3,335,000        3,151,575
7.50% Sr. Nts., 5/1/11                                                                       1,500,000        1,518,750
                                                                                                         ---------------
                                                                                                             21,000,674
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                 550,000          561,000
------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                     2,407,000        2,112,143
------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 4 [BRR]                                  8,285,000        4,150,342
------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                 2,411,000        2,555,660
                                                                                                         ---------------
                                                                                                              9,379,145
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 2                          1,950,000        1,881,750
------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                            360,000          333,450
                                                                                                         ---------------
                                                                                                              2,215,200
------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.3%
Case New Holland, Inc., 7.125% Sr. Nts., 3/1/14 2                                            2,550,000        2,448,000
------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                              2,714,000        2,591,870
------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                       2,990,000        3,068,488
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                            650,000          640,250
------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                         4,055,000        3,781,288
------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                            2,050,000        2,009,000
------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.:
7.375% Sr. Nts., 8/1/08 2                                                                      600,000          489,000


21          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
10.50% Sr. Nts., 4/1/09                                                                 $    2,351,000   $    1,963,085
                                                                                                         ---------------
                                                                                                             16,990,981
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                              2,125,000        2,135,625
------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                    972,000          899,100
7.50% Sr. Unsec. Nts., 11/1/13                                                                 232,000          226,200
9.625% Sr. Nts., 12/1/12                                                                     3,820,000        4,077,850
                                                                                                         ---------------
                                                                                                              7,338,775
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                          645,000          646,613
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                             15,909,000       14,616,394
                                                                                                         ---------------
                                                                                                             15,263,007
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 15                                           2,188,000        2,527,140
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                      13,199,000       11,285,145
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 9.73% Sr. Nts., 7/15/11 1,2                                            1,630,000        1,666,675
------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3                        12,679,000              127
                                                                                                         ---------------
                                                                                                             15,479,087
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                        2,518,000        2,593,540
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                7,006,000        6,594,398
------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                               1,700,000        1,593,750
8.125% Sr. Sub. Nts., 3/1/16                                                                 3,970,000        3,890,600
------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts., 3/15/16 2                                                 2,225,000        2,202,750
                                                                                                         ---------------
                                                                                                             14,281,498
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 3,4 [EUR]                             2,116,376               --
------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 3,4                             2,081,799               --
------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 3,4 [EUR]                                      6,650,000               --
                                                                                                         ---------------
                                                                                                                     --
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B,
2/15/13                                                                                      4,340,000        4,535,300
------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts., 5/15/14 2                                      1,900,000        1,900,000
------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                            4,182,000        4,014,720
------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 2                                                            7,470,000        7,787,475
10.25% Sr. Sub. Nts., 8/15/15 2                                                              8,150,000        8,465,813
                                                                                                         ---------------
                                                                                                             26,703,308
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                                 5,151,000        5,266,898


22          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Amkor Technology, Inc., 7.75% Sr. Nts., 5/15/13                                         $    6,800,000   $    6,179,500
                                                                                                         ---------------
                                                                                                             11,446,398
------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.3%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Chemtura Corp., 6.875% Sr. Nts., 6/1/16                                                        999,000          970,279
------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                        125,000          141,250
------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                               4,644,000        4,818,150
10.125% Sr. Unsec. Nts., 9/1/08                                                                118,000          124,785
10.625% Sr. Unsec. Nts., 5/1/11                                                              1,351,000        1,457,391
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                    4,243,000        4,327,860
------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875% Sr. Sub. Nts., 1/1/15 1,2                                 1,811,000        1,706,868
------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                              706,000          792,485
11.625% Sr. Unsec. Nts., 10/15/10                                                               76,000           84,360
------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                                              118,000          131,865
------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 2                                              8,590,000        8,085,338
------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                         2,350,000        2,326,500
------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 14                         2,650,000        1,908,000
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                       70,000           72,275
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                       2,074,000        2,115,480
10.50% Sr. Sec. Nts., 6/1/13                                                                 3,875,000        4,281,875
------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                                1,350,000        1,329,750
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                          875,000          939,531
------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts., 12/1/12 2                         3,280,000        3,394,800
                                                                                                         ---------------
                                                                                                             39,008,842
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 14                                      5,990,000        4,365,213
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                         4,500,000        4,207,500
------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 2                                             3,810,000        3,771,900
------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                              1,300,000        1,280,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                        5,614,000        5,585,930
------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                      5,738,000        5,752,345
9.50% Sr. Sub. Nts., 8/15/13                                                                 2,555,000        2,542,225
------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                      3,950,000        3,722,875
------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                               3,281,000        3,395,835
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                 2,792,000        2,826,900
8.25% Sr. Unsec. Nts., 5/15/13                                                               1,618,000        1,630,135
8.75% Sr. Sec. Nts., 11/15/12                                                                7,702,000        8,058,218
8.875% Sr. Sec. Nts., 2/15/09                                                                6,484,000        6,710,940
------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 3,15                                            2,026,004        2,203,279
------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                   8,308,000        7,227,960


23          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                 $    4,325,000   $    4,108,750
9.25% Sr. Unsec. Nts., 2/1/08                                                                3,382,000        3,534,190
9.75% Sr. Unsec. Nts., 2/1/11                                                                8,006,000        8,266,195
------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 2                                             960,000        1,065,600
------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                           6,543,000        6,019,560
                                                                                                         ---------------
                                                                                                             81,910,837
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                               3,768,000        3,711,480
7.875% Sr. Unsec. Nts., 2/15/09                                                              1,379,000        1,379,000
------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                       17,015,000       18,525,081
8.875% Nts., 11/17/14 2                                                                      8,645,000        9,412,244
------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                         2,055,000        2,065,275
------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 2                                      1,970,000        1,970,000
------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                        2,655,000        2,880,675
------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 3,4                     1,586,000               --
------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                          1,000,000        1,077,500
------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                2,974,000        3,283,353
------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                        5,406,000        5,784,420
------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                       2,172,000        2,340,330
------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                            1,100,000        1,149,500
------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 1,2                                                   7,180,000        6,928,700
------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                              3,762,000        3,950,100
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                2,125,000        2,191,406
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                      1,949,000        2,085,430
10.75% Sr. Nts., 8/1/08                                                                      3,197,000        3,452,760
                                                                                                         ---------------
                                                                                                             72,187,254
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                      3,900,000        3,578,250
------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                           1,925,000        1,833,563
8.85% Unsec. Bonds, 8/1/30                                                                   1,200,000        1,020,000
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                          1,500,000        1,432,500
------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                              1,100,000        1,078,000
------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                           1,400,000        1,225,000
------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 3,4                                 6,414,000        4,169,100
------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,15 [EUR]                                         1,157,197        1,518,966
------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                          2,330,000        2,085,350
------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14 4                                    2,600,000        2,340,000
------------------------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 3,4                                       4,025,000           60,375
------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                             1,796,000          924,940
                                                                                                         ---------------
                                                                                                             21,266,044


24          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 1                                                       $    4,929,000   $    5,238,093
9.75% Sr. Nts., 11/15/31 1                                                                   2,300,000        2,648,365
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 2                                      12,700,000       12,065,000
------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 3,4                       6,401,538               --
------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 2,5                                          5,505,000        5,670,150
------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                    4,000,000        3,990,000
8.625% Sr. Nts., 1/15/15 1                                                                   3,595,000        3,621,963
------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 2                                 1,590,000        1,641,675
------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 2,5                                                                     5,180,000        5,283,600
9% Sr. Unsec. Nts., 8/15/14                                                                  5,470,000        5,579,400
------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                            2,200,000        2,150,500
7.90% Unsec. Nts., 8/15/10                                                                   5,197,000        5,197,000
------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 1                                                                                    1,500,000        1,462,500
------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 1                                           13,690,000       14,511,400
------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 4 [PEN]                                20,898,900        6,365,693
------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 3,4                                                 5,035,000               --
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                    7,670,000        7,900,100
------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts.,
2/15/15                                                                                      1,665,000        1,727,438
------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 2,5                                                                  2,445,000        2,506,125
8.625% Sr. Nts., 8/1/16 2,5                                                                  2,445,000        2,512,238
                                                                                                         ---------------
                                                                                                             90,071,240
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                        200,000          213,000
11% Sr. Unsec. Nts., 7/31/10                                                                   118,000          129,800
------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                      6,820,000        7,212,150
------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                               750,000          751,875
7.50% Sr. Nts., 5/1/12                                                                       4,047,000        4,107,705
------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 3,4                              21,702,000               --
------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                             6,810,000        7,201,575
------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                 1,010,000        1,042,825
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                     3,294,000        3,252,825
9.318% Sr. Unsec. Nts., 10/15/12 1                                                             955,000          966,938
------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.818% Sr. Sec. Nts., 1/15/12 1                                            850,000          884,000
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                              19,460,000       19,821,314
------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11 4                                               200,000          210,250


25          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                $    4,931,000   $    5,004,965
8% Sr. Sub. Nts., 12/15/12                                                                   3,844,000        3,949,710
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                                10,663,000       10,676,329
9.875% Sr. Nts., 2/1/10                                                                      5,468,000        5,652,545
------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                             2,503,000        2,734,528
                                                                                                         ---------------
                                                                                                             73,812,334
------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.5%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 2                                                                    1,610,000        1,585,850
7.75% Sr. Nts., 6/15/16 2                                                                    2,255,000        2,226,813
------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                          403,000          417,078
------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                         10,991,000       11,705,415
------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, Escrow Shares, 5/1/06 4                                      2,214,000               --
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr. Sec
Nts., 9/1/10                                                                                 1,650,000        1,707,750
------------------------------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bonds, 5/15/28                                          11,790,000       12,534,892
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                            900,000          832,500
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                 1,970,000        1,979,850
9.50% Sr. Sec. Nts., 7/15/13                                                                 3,560,000        3,595,600
------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                     6,894,000        6,548,066
                                                                                                         ---------------
                                                                                                             43,133,814
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                              8,898,000        9,565,350
------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                    2,687,465        2,848,713
------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                        3,130,000        2,973,500
8.375% Sr. Unsec. Nts., 5/1/16 2                                                             3,195,000        3,163,050
8.75% Sr. Nts., 2/15/12                                                                      1,335,000        1,361,700
------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                               11,800,000       11,711,500
8.50% Sr. Unsec. Nts., 10/1/21                                                               1,300,000        1,225,250
9.125% Sr. Unsec. Nts., 5/1/31                                                               2,700,000        2,632,500
------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                                      3,722,076        3,947,727
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                                                    9,825,000        9,603,938
                                                                                                         ---------------
                                                                                                             49,033,228
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                 1,300,000        1,297,221
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                      1,318,000        1,341,065
7.75% Sr. Nts., 8/1/10                                                                       1,650,000        1,683,000
8.50% Sr. Nts., 4/15/11                                                                      2,407,000        2,521,333
------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                              670,000          659,760
                                                                                                         ---------------
                                                                                                              6,205,158
                                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $2,059,363,902)                                                     1,971,812,138


26          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 4,15                                      338,141   $           --
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 2                                            8,195        1,436,174
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 4,15                              11,972            1,197
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-
Vtg. 4,16                                                                                       43,000               --
------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 4,16                                           5,773               --
------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 14.25% Cum., Non-Vtg. 16                                               1,873       16,110,547
------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 4,16                                           18,025        3,586,975
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                                  51,500        2,811,900
------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 16                                                         300              900
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 16                                        2,511        3,044,588
------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2                                61,550        8,478,513
                                                                                                         ---------------
Total Preferred Stocks (Cost $56,243,835)                                                                    35,470,794

------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.4%
------------------------------------------------------------------------------------------------------------------------
3i Group plc                                                                                    81,460        1,357,993
------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 16                                                                 45,200        1,103,784
------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                                    20,300        1,405,572
------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 16                                                               109,900        1,248,464
------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 16                                                                         90,209        2,807,304
------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                        27,000        1,287,630
------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    20,600        1,405,950
------------------------------------------------------------------------------------------------------------------------
Arcelor                                                                                         31,680        1,529,237
------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                                      32,100        1,325,088
------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                   21,500        1,434,050
------------------------------------------------------------------------------------------------------------------------
Associated British Ports Holdings plc                                                           93,400        1,559,632
------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 4,16                                                                         26,036          390,540
------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 16                                                                                 112,700        1,287,034
------------------------------------------------------------------------------------------------------------------------
AXA SA                                                                                          38,930        1,277,700
------------------------------------------------------------------------------------------------------------------------
BAA plc                                                                                         82,200        1,418,211
------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                                              15,400        1,260,490
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                    9,900        1,386,792
------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                    539,100        5,186,142
------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                  14,490        1,387,228
------------------------------------------------------------------------------------------------------------------------
BOC Group plc                                                                                   46,220        1,351,292
------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                               18,700        1,392,776
------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4,16                                                            8,001               --
------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                    28,530        1,435,059
------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 16                                               43,520        1,601,536
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                        475,948       14,397,427
------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                   22,400        1,390,144
------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                             88,293        1,216,678
------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                     27,100        1,352,290
------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                      29,300        1,377,393
------------------------------------------------------------------------------------------------------------------------


27          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                                    44,800   $    1,219,456
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                  1,106           53,353
------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                  21,068        1,380,586
------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                     34,800        1,325,184
------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 16                                                            174,581          350,908
------------------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                              36,270        1,380,137
------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                       19,800        1,394,712
------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                   12,100        1,479,225
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                               52,000        1,238,640
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                              25,797        1,272,313
------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                                   108,000        1,295,799
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG                                                                                11,799        1,327,450
------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                               9,921        1,353,712
------------------------------------------------------------------------------------------------------------------------
Deutsche Post AG                                                                                49,839        1,339,316
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                             83,407        1,340,990
------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                          47,900        1,525,615
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 16                                                          442,193        3,418,152
------------------------------------------------------------------------------------------------------------------------
DSG International plc                                                                          380,903        1,345,350
------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 16                                                                      55,600        1,268,792
------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                            6,792          322,620
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                  146,000        2,190,000
------------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                          285,470        1,223,398
------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                                 100,200        5,683,344
------------------------------------------------------------------------------------------------------------------------
Euronext NV                                                                                     15,750        1,476,632
------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                     24,000        1,329,840
------------------------------------------------------------------------------------------------------------------------
Fujikura Ltd.                                                                                  119,000        1,321,043
------------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                       11,250        1,473,466
------------------------------------------------------------------------------------------------------------------------
Globix Corp. 16                                                                                107,797          535,751
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                  8,800        1,323,784
------------------------------------------------------------------------------------------------------------------------
Great Portland Estates plc                                                                     155,470        1,437,487
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 17,700        1,313,517
------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                      26,800        1,416,380
------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 4,16                                                             133,333               --
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 4,16                                                                             68,495        1,127,017
------------------------------------------------------------------------------------------------------------------------
ICAP plc                                                                                       146,640        1,350,421
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 16                                                      300,766        1,413,600
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 16                                                                                   81,469        3,934,953
------------------------------------------------------------------------------------------------------------------------
JFE Holdings, Inc.                                                                              31,200        1,322,265
------------------------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                                                     216,000        1,249,493
------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                         26,612        1,220,160
------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                                24,600        1,706,010
------------------------------------------------------------------------------------------------------------------------
Kobe Steel Ltd.                                                                                407,000        1,279,382
------------------------------------------------------------------------------------------------------------------------
Komatsu Ltd.                                                                                    67,000        1,342,251
------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 16                                                                             30,000        1,124,100
------------------------------------------------------------------------------------------------------------------------
Land Securities Group plc                                                                       39,720        1,317,708
------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 16                                                            28,354        1,345,397
------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                             28,300        1,255,671
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                                 117,510        2,526,465
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 16                                                              119,172        2,451,368
------------------------------------------------------------------------------------------------------------------------


28          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                          23,700   $    1,337,628
------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                           143,154        1,407,000
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 16                                                           136,624        3,874,657
------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                         54,700        1,197,930
------------------------------------------------------------------------------------------------------------------------
MAN AG                                                                                          18,814        1,359,852
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                       16,184          720,188
------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                              17,302        1,441,257
------------------------------------------------------------------------------------------------------------------------
Materials Select Sector SPDR Trust                                                             172,600        5,540,460
------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 16                                                                                 12,550          336,340
------------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers plc                                                                        144,880        1,381,098
------------------------------------------------------------------------------------------------------------------------
Mitsubishi Materials Corp.                                                                     299,000        1,282,158
------------------------------------------------------------------------------------------------------------------------
Mitsui Chemicals, Inc.                                                                         191,000        1,251,532
------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                             36,200        1,310,078
------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 16                                                                 49,700        1,223,117
------------------------------------------------------------------------------------------------------------------------
Nikko Cordial Corp.                                                                             91,000        1,171,099
------------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                                   161,500        1,366,073
------------------------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                                             359,140        1,358,857
------------------------------------------------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha                                                                  207,000        1,345,753
------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                          25,400        1,351,788
------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                      902,120       22,462,788
------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                     25,200        1,367,100
------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                      13,487        1,383,092
------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 16                                                                           31,900        1,212,200
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 16                                                                       59,993          968,287
------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                           48,670        1,528,271
------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                              15,600        1,281,696
------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 16                                                                   16,137          411,009
------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 4,16,17                                                                       1,034,256           10,343
------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 4,16                                                                     799,833               --
------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                               43,400        1,249,486
------------------------------------------------------------------------------------------------------------------------
Resolution plc                                                                                 107,020        1,325,950
------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                         12,200        1,406,660
------------------------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                                   24,400        1,280,094
------------------------------------------------------------------------------------------------------------------------
RWE AG, Non-Vtg., Preference                                                                    17,527        1,319,294
------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                             24,700        1,443,221
------------------------------------------------------------------------------------------------------------------------
Sanyo Electric Co. Ltd. 16                                                                     558,000        1,178,993
------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                               20,500        1,334,755
------------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K                                                                         113,600        1,333,142
------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP 16                                                                            220              590
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 16                                                                     10,861          161,829
------------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                         35,173        1,462,111
------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                                      300,960        1,246,334
------------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                      22,590        1,251,099
------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                                 39,458        1,347,516
------------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                          66,610        1,321,414
------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 4,16                                                                       59,250           59,250
------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                       23,000        1,375,170
------------------------------------------------------------------------------------------------------------------------
Unibail                                                                                          8,220        1,433,030
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                       19,600        1,374,352
------------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                           109,450        1,298,374
------------------------------------------------------------------------------------------------------------------------


29          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                                              174,000   $    5,618,460
------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                             21,600        1,436,832
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    32,985        1,104,668
------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 4,16                                                              43,569              436
------------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                       26,950        1,351,240
------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                                         57,800        3,332,170
------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                         29,400        1,340,052
------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. 7,16                                                             25,200        1,250,424
------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 7,16                                                             680,382        1,188,520
------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 4,16                                                                            16,235              162
------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 16                                                                            40,006          176,026
                                                                                                         ---------------
Total Common Stocks (Cost $219,036,802)                                                                     229,779,954

                                                                                                 UNITS
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 4,16                                                         2,200               --
------------------------------------------------------------------------------------------------------------------------
AXA SA Rts., Exp. 6/30/06 16                                                                    38,930           32,864
------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 4,16                                                           6,650               --
------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 4,16                                                5,250               --
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 4,16                                            800               --
------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 4,16                                                       34,425               --
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts., Exp. 8/1/06 4,16                                      112               --
------------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 4,16                                        86,946               --
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 4,16                                                               6,600               --
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 4,16                                        4,560               --
------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,16                                                             8,500               --
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 16                                                      6,738            2,291
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 16                                                 17,634              111
------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp
4/15/20 4,16                                                                                     9,035          320,743
------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 16                                               7,500            5,325
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 16                                                                  80,025           68,822
Series B Wts., Exp. 1/16/10 16                                                                  60,020           28,810
Series C Wts., Exp. 1/16/10 16                                                                  60,020           21,007
------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 4,16                                               44,000              440
                                                                                                         ---------------
Total Rights, Warrants and Certificates (Cost $867,033)                                                         480,413

                                                                                             PRINCIPAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--13.3%
------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 7.581%, 4/8/09 1,2 [EUR]                                4,850,000        6,193,159
------------------------------------------------------------------------------------------------------------------------
Atlantic & Western Re Ltd. Catastrophe Linked Nts., Series B, 15.166%,
11/15/10 1                                                                                   6,500,000        5,915,975
------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.708%, 5/26/09 1,4                      6,250,000        6,223,750
------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Nts., 8.395%, 6/13/08 1,2                                          2,750,000        2,761,605
------------------------------------------------------------------------------------------------------------------------


30          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.512%, 5/18/09 1,4                        $    5,000,000   $    5,003,500
------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 17.764%, 1/7/09 1                          5,250,000        5,242,913
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 18 [ARP]                            10,355,000        8,772,578
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                   21,585,000        9,024,461
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                   33,875,000       14,162,781
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.81%, 1/5/10 9 [BRR]              18,237,724        5,036,488
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.43%, 1/2/09 9 [BRR]              17,433,522        5,608,847
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.73%, 1/3/08 9 [BRR]              15,201,753        5,679,233
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                           7,230,000,000        2,936,384
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                 4,311,848,685        1,963,640
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                    10,085,000,000        4,592,765
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     8,162,000,000        3,717,020
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     6,891,000,000        3,138,200
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                                 168,420,000        5,129,561
Dominican Republic Credit Linked Nts., 14.61%, 5/14/07 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                                 142,700,000        3,836,435
Dominican Republic Credit Linked Nts., 16.78%, 3/12/07 (linked to
Dominican Republic Treasury Bills) [DOP]                                                   132,800,000        3,668,255
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                  145,400,000        4,491,955
Dominican Republic Credit Linked Nts., 17.08%, 11/6/06 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                                 247,080,000        7,195,262
Dominican Republic Credit Linked Nts., Series II, 15.60%, 4/23/07 (linked
to Dominican Republic Treasury Bills) 9 [DOP]                                               56,010,000        1,519,126
Dominican Republic Unsec. Credit Linked Nts., 15.64%, 4/30/07 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                                  50,870,000        1,375,679
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.74%, 4/30/07
(linked to Dominican Republic Treasury Bills) 9 [DOP]                                      111,530,000        3,016,110
Egypt (The Arab Republic of) Credit Linked Nts., 7.91%, 8/3/06 (linked to
Egyptian Treasury Bills) 9 [EGP]                                                            31,970,000        5,512,172
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 7.97%, 8/17/06
(linked to Egyptian Treasury Bills) [EGP]                                                   32,040,000        5,505,591
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.21%, 9/19/06
(linked to Egyptian Treasury Bills) 9 [EGP]                                                  3,700,000          630,402
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08
(linked to Egyptian Treasury Bills) [EGP]                                                   23,760,000        4,226,972
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                   1,761,000,000       13,973,892
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%,
4/4/11 [NGN]                                                                             1,281,000,000       10,025,022
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                              6,470,000        1,411,616
Zambia (Republic of) Credit Linked Nts., 10.969%, 2/21/07 (linked to
Zambian Treasury Bills) [ZMK]                                                           16,410,000,000        4,317,071
Zambia (Republic of) Credit Linked Nts., Series II, 11.03%, 2/21/07 (linked
to Zambian Treasury Bills) [ZMK]                                                         6,700,000,000        1,762,607
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                    68,000,000,000        7,175,861
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                           232,499,000        8,738,299
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 [RUR]                   211,690,000        8,827,970
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                     221,305,000        9,203,312
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                       230,095,000        8,971,023


31          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108, 8.80%,
12/20/07 [RUR]                                                                             553,980,000   $   21,254,292
South African Rand Interest Bearing Linked Nts., Series Fbi 43, 5.175%,
5/23/22 1                                                                                   14,280,000       14,237,160
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                              15,823,000        3,560,859
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                                       2,783,000        2,276,945
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                        9,712,912        8,794,092
Turkey (Republic of) Credit Linked Nts., Series EMG 19, 16.90%,
7/5/06 9 [TRY]                                                                              10,138,656        6,400,391
Turkey (Republic of) Credit Linked Nts., Series EMG 4, 17.20%,
7/6/06 9 [TRY]                                                                              14,159,292        8,938,562
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%,
12/30/09 [UAH]                                                                               4,771,000        1,073,681
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
12/30/09 [UAH]                                                                              30,720,000        6,913,328
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]                              19,110,000       14,934,771
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de
CV Credit Linked Nts., 9.09%, 1/5/11 [MXN]                                                  79,090,220        6,903,941
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de
CV Credit Linked Nts., 9.65%, 1/5/11 4 [MXN]                                                51,770,000        4,564,753
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 9 [BRR]                                      33,618,120       10,868,188
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                           10,875,000        7,017,632
Campania Total Return Linked Nts., 3.469%, 7/30/10 1,4 [EUR]                                36,800,000       46,584,245
Campania Total Return Linked Nts., 3.524%, 7/30/10 1,4 [EUR]                                31,000,000       38,897,203
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 5 [COP]                       8,506,000,000        4,006,867
Egypt (The Arab Republic of) Total Return Linked Nts., 8.33%, 12/12/06
(linked to Egyptian Treasury Bills) 9 [EGP]                                                 46,890,000        7,829,123
Egypt (The Arab Republic of) Total Return Linked Nts., 8.38%, 9/29/06
(linked to Egyptian Treasury Bills) 4,9 [EGP]                                               17,480,000        2,972,967
European Investment Bank, Russian Federation Credit Linked Nts., 5.50%,
1/19/10 9                                                                                    5,580,000        4,727,934
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%,
3/24/09 [KZT]                                                                            1,345,160,000       11,604,809
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                   6,080,000        5,228,800
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                      6,200,533        6,836,088
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/27/09 [NGN]                    352,600,000        2,775,489
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/30/09 [NGN]                       474,000,000        4,003,159
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                                   7,455,000        7,897,774
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                                   7,455,000        7,768,060
Peru (Republic of) Credit Linked Nts., 6.211%, 2/20/11 1                                     7,790,000        7,843,269
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                             6,161,250        2,363,174
Russian Federation Credit Linked Nts., 0%, 12/2/09 9 [RUR]                                 155,437,000        6,058,148
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                  191,850,000        7,727,504
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                               5,430,000        5,548,211
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                             5,480,000        5,560,666
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                               5,480,000        5,538,472
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                             5,480,000        5,528,279
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                               5,480,000        5,519,237
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 [UAH]                             26,767,200        5,995,572


32          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                             2,139,000   $      478,778
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                             7,579,000        1,696,429
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                             15,868,000        3,148,732
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                   15,871,000        3,149,327
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 5 [MXN]                             51,130,000        4,508,321
Videocon International Ltd. Credit Linked Nts., 7.21%, 12/29/09                             15,470,000       15,426,684
Volga Investments Ltd. Credit Linked Nts., Series III, 6.01%, 4/2/08                        10,000,000        9,998,000
------------------------------------------------------------------------------------------------------------------------
Drewcat Capital Ltd. Catastrophe Linked Nts., Cl. A, 25.999%, 12/28/06 1,4                   6,730,000        6,730,000
------------------------------------------------------------------------------------------------------------------------
Foundation RE Ltd. Catastrophe Linked Nts., 9.271%, 11/24/08 1,2                             5,000,000        4,699,300
------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%,
12/30/09 4 [UAH]                                                                            36,698,000        7,929,291
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 4%, 12/19/11 4 [ARP]                            18,250,000       14,274,503
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 9 [BRR]                     26,663,580        3,600,223
Brazil (Federal Republic of) Credit Linked Nts., 12.68%, 6/1/13 9 [BRR]                     42,180,340        7,041,745
Brazil (Federal Republic of) Credit Linked Nts., 15.33%, 1/2/15 9 [BRR]                     81,357,010       10,985,150
Brazil (Federal Republic of) Credit Linked Nts., 2.73%, 11/30/12 9 [ARP]                    27,660,000        6,274,234
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 4 [BRR]                        30,560,000       15,605,368
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.55%,
1/2/15 9 [BRR]                                                                              56,242,917        7,594,144
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 9 [COP]                     115,400,000,000       14,388,289
Colombia (Republic of) Credit Linked Bonds, 27.486%, 8/3/20 [COP]                       82,000,000,000        6,704,741
Peru (Republic of) Credit Linked Nts., 8.12%, 9/2/15 9 [PEN]                                24,240,000        3,179,991
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                    8,765,000        8,715,916
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/9/10 (linked to
Romanian Treasury Bills) [RON]                                                               6,092,000        2,513,771
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07 (linked to
Turkish Treasury Bills)                                                                      3,349,124        3,160,568
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Total Return Linked Nts., 6.50%, 3/10/10 (linked to
Romanian Treasury Bills) [RON]                                                              16,085,800        6,245,420
Romania (The State of) Total Return Linked Nts., 6.75%, 3/11/08 (linked to
Romanian Treasury Bills) [RON]                                                              18,680,000        7,265,764
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10 (linked to
Romanian Treasury Bills) [RON]                                                               1,487,000          591,253
Romania (The State of) Total Return Linked Nts., 7.50%, 3/6/07 (linked to
Romanian Treasury Bills) [RON]                                                               2,467,000          971,724
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                                                               1,478,000          586,531
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                                                               3,568,000        1,415,928
Romania (The State of) Total Return Linked Nts., 7.90%, 2/12/08 (linked to
Romanian Treasury Bills) [RON]                                                              13,855,800        5,577,362
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing
plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 [RUR]                                  197,470,000        7,433,525
Total Return Linked Nts., Series B, 11%, 6/30/12 [RUR]                                     148,100,000        5,656,717
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%, 1/2/14 [BRR]                     26,050,000       12,867,923
Philippines (Republic of) Credit Linked Nts., 8.619%, 9/20/15 2                             16,900,000       17,905,550


33          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Credit Linked Nts., 8.38%, 6/20/16 1,4                        $    3,950,000   $    3,795,160
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                          12,480,000       13,092,768
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                   8,275,000        8,427,260
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                                 17,600,000       19,162,880
------------------------------------------------------------------------------------------------------------------------
Redwood Capital V Catastrophe Linked Nts., 9.173%, 1/9/07 1,2                                4,250,000        4,196,493
------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.,14.731%, Cl. B,
6/8/07 1,2                                                                                   2,000,000        1,876,250
------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts., Series B, 13.681%,
6/6/08 1                                                                                     4,300,000        3,791,203
------------------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts., Cl. A-1,
10.52%, 6/6/08 1,2                                                                           4,560,000        4,549,512
------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series A-I, 22.77%,
6/6/08 1,2                                                                                   6,000,000        5,979,000
------------------------------------------------------------------------------------------------------------------------
Successor II Ltd. Catastrophe Linked Nts., Series A-I, 9.52%, 6/6/08 1,2                    10,660,000       10,686,650
------------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                   37,034,500        9,134,626
OAO Gazprom III Credit Nts., 7.81%, 7/5/06                                                  18,640,000       19,355,673
Ukraine (Republic of) Credit Linked Nts., 8.40%, 2/10/16 4                                  12,520,000       12,362,979
------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.924%, 6/5/09  1,2                             6,710,000        6,704,464
                                                                                                         ---------------
Total Structured Notes (Cost $883,787,841)                                                                  894,477,257

                                                                         STRIKE
                                                           DATE           PRICE              CONTRACTS
------------------------------------------------------------------------------------------------------------------------.
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------
Euro Put 16                                             7/25/06         1.24USD             43,810,000           13,941
------------------------------------------------------------------------------------------------------------------------
Japanese Yen Put 4,16                                   9/21/06       119.00USD         34,469,000,000          584,939
------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Call 16                             10/12/06        11.40USD             85,614,000          173,674
------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put 16                              10/12/06        11.40USD             85,614,000          177,619
                                                                                                         ---------------
Total Options Purchased (Cost $3,597,625)                                                                       950,173

                                                                                              NOTIONAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Call 16                        9/22/06        8.61 MXN         $  169,200,000           55,886
Mexican Nuevo Peso (MXN) Call 16                        7/20/06        9.39 MXN            330,170,000           42,923
------------------------------------------------------------------------------------------------------------------------
South African Rand (ZAR)
Call 16                                                 9/22/06        9.17 ZAR            169,200,000          274,323
                                                                                                         ---------------
Total Swaptions Purchased (Cost $961,410)                                                                       373,132

                                                                                             PRINCIPAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.7%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.50% in joint repurchase agreement (Principal
Amount/Value $250,160,000, with a maturity value of $250,253,185) with DB Alex
Brown LLC, 4.47%, dated 6/30/06, to be repurchased at $3,751,397 on 7/3/06, collateralized by U.S. Treasury Bonds, 3.625%, 5/15/13 with a
value of $255,439,773                                                                   $    3,750,000        3,750,000


34          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 12.83% in joint repurchase agreement (Principal
Amount/Value $2,439,041,000, with a maturity value of $2,440,006,454) with UBS
Warburg LLC, 4.75%, dated 6/30/06, to be repurchased at $313,064,872 on 7/3/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 10/1/35-3/1/36, with a value of $2,494,907,407                                   $  312,941,000   $  312,941,000
                                                                                                         ---------------
Total Joint Repurchase Agreements (Cost $316,691,000)                                                       316,691,000
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $7,100,627,599)                                                  6,936,907,681
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--9.0%
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.0%
GSAA Home Equity Trust, 5.41%, 7/25/06 19                                                    1,624,252        1,624,252
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.5%
Undivided interest of 8.33% in joint repurchase agreement (Principal
Amount/Value $300,000,000, with a maturity value of $300,135,000) with
GX Clarke, 5.40%, dated 6/30/06, to be repurchased at $25,011,250 on
7/3/06, collateralized by U.S. Agency Mortgages, 0%-7.625%, 7/5/06-
7/15/32, with a value of $306,002,614 19                                                    25,000,000       25,000,000
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.91% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,444,375)
with Bank of America NA, 5.3325%, dated 6/30/06, to be repurchased at
$19,080,675 on 7/3/06, collateralized by U.S. Agency Mortgages, 5%,
6/1/35, with a value of $1,020,000,000 19                                                   19,072,200       19,072,200
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 11.72% in joint repurchase agreement (Principal
Amount/Value $4,500,000,000, with a maturity value of $4,502,006,250)
with Nomura Securities, 5.35%, dated 6/30/06, to be repurchased at
$527,541,381 on 7/3/06, collateralized by U.S. Agency Mortgages, 0.00%--
8.50%, 3/1/07--3/1/43, with a value of $4,590,000,000 19                                   527,306,290      527,306,290
------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.5%
American Express Credit Corp., 5.21%, 7/17/06 19                                             2,000,000        2,000,000
------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 7/3/06 19                                                               3,000,000        3,000,000
------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/3/06 19                                                               3,000,000        3,000,000
------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 7/3/06 19                                                    7,000,000        7,000,000
------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.13%, 7/6/06 19                                                         3,000,000        3,000,000
------------------------------------------------------------------------------------------------------------------------
Links Finance LLC, 5.38%, 7/3/06 19                                                          8,000,502        8,000,502
------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 7/3/06 19                                                        3,498,776        3,498,776
------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 5.37%, 7/3/06 19                                              2,000,000        2,000,000
                                                                                                         ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $604,502,020)                 604,502,020
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $7,705,129,619)                                                112.4%   7,541,409,701
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (12.4)    (830,166,755)

                                                                                        --------------------------------
NET ASSETS                                                                                       100.0%  $6,711,242,946
                                                                                        ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP       Argentine Peso


35          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

AUD       Australian Dollar
BRR       Brazilian Real
CAD       Canadian Dollar
COP       Colombian Peso
DEM       German Mark
DKK       Danish Krone
DOP       Dominican Republic Peso
EGP       Egyptian Pounds
EUR       Euro
GBP       British Pound Sterling
IDR       Indonesian Rupiah
ILS       Israeli Shekel
JPY       Japanese Yen
KZT       Kazakhstan Tenge
MXN       Mexican Nuevo Peso
MYR       Malaysian Ringgit
NGN       Nigeria Naira
PEN       Peruvian New Sol
PLZ       Polish Zloty
RON       New Romanian Leu
RUR       Russian Ruble
TRY       New Turkish Lira
UAH       Ukraine Hryvnia
ZAR       South African Rand
ZMK       Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $676,370,164 or 10.08% of the Fund's net assets as of June 30, 2006.

3. Issue is in default. Non-income producing. See accompanying Notes.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $310,242,365, which represents 4.62% of the Fund's net assets, of which $1,137,360 is considered restricted. In addition, the Fund has restricted currency of $2,279,747, which represents 0.03% of the Fund's net assets. See accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $36,834,479 or 0.55% of the Fund's net assets as of June 30, 2006.

7. Partial or fully-loaned security. See accompanying Notes.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $149,309 or 0.00% of the Fund's net assets as of June 30, 2006.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $28,480,857. See accompanying Notes.

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

12. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:


                      CONTRACTS   EXPIRATION   EXERCISE     PREMIUM
                 SUBJECT TO PUT         DATE      PRICE    RECEIVED      VALUE
--------------------------------------------------------------------------------
Japanese Yen
(JPY)            34,469,000,000      9/21/06   $    124   $ 722,737   $ 49,980

13. A sufficient amount of liquid assets has been designated to cover outstanding swaptions. See accompanying Notes.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Interest or dividend is paid-in-kind.

16. Non-income producing security.


36          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

17. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                               SHARES       GROSS        GROSS           SHARES
                   SEPTEMBER 30, 2005   ADDITIONS   REDUCTIONS    JUNE 30, 2006
--------------------------------------------------------------------------------
Prandium, Inc.              1,034,256          --           --        1,034,256

                                                                       DIVIDEND
                                                         VALUE           INCOME
--------------------------------------------------------------------------------
Prandium, Inc.                                       $  10,343         $     --

18. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

19. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 7,710,912,675
Federal tax cost of other investments             726,615,038
                                              ----------------
Total federal tax cost                        $ 8,437,527,713
                                              ================

Gross unrealized appreciation                 $   192,642,761
Gross unrealized depreciation                    (350,371,928)
                                              ----------------
Net unrealized depreciation                   $  (157,729,167)
                                              ================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities,


37          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2006, the market value of these securities comprised 13.3% of the Fund's net assets and resulted in unrealized cumulative gains of $10,689,416.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $354,015,780 of securities issued on a when-issued basis or forward commitment and sold $51,153,887 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2006, securities with an aggregate market value of $16,780,001, representing 0.25% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from


38          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual funds.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                    CONTRACT AMOUNT        VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION             EXPIRATION DATES            (000S)          JUNE 30, 2006   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                      7/20/06            84,000  ARP   $    27,129,523   $      6,356   $         --
Brazilian Real (BRR)              8/2/06-10/31/06           114,660  BRR        52,413,281      4,264,547             --
British Pound Sterling (GBP)     8/15/06-12/27/06             9,610  GBP        17,808,572        141,713             --
Chilean Peso (CLP)                9/11/06-9/29/06        10,657,000  CLP        19,754,742        187,402             --
Columbian Peso (COP)                       7/6/06        10,312,674  COP         4,005,309             --          2,726
Euro (EUR)                                10/3/06            50,790  EUR        65,380,318      1,258,197             --
Indian Rupee (INR)                        7/10/06         1,200,000  INR        26,057,692             --         94,645
Japanese Yen (JPY)                7/6/06-12/15/06        36,538,000  JPY       325,632,066             --        881,387
Malaysian Ringgit (MYR)         11/16/06-11/17/06            56,590  MYR        15,524,569             --        517,044
Mexican Nuevo Peso (MXN)          7/14/06-7/25/06           256,060  MXN        22,548,678             --        433,958
New Turkish Lira (TRY)                    7/19/06            43,000  TRY        26,937,610        117,926             --
Philippine Peso (PHP)                     7/20/06         1,430,000  PHP        26,884,182             --          5,627
South Korean Won (KRW)              8/2/06-9/5/06        35,003,000  KRW        36,954,462             --        210,522
Swiss Franc (CHF)                   8/8/06-8/9/06           157,560  CHF       129,464,322             --        418,186


39          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    CONTRACT AMOUNT        VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION             EXPIRATION DATES            (000S)          JUNE 30, 2006   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Thailand Baht (THB)                       7/17/06           991,000  THB        25,987,197             --          7,040
                                                                                             ----------------------------
                                                                                             $  5,976,141   $  2,571,135
                                                                                             ----------------------------

CONTRACTS TO SELL
Australian Dollar (AUD)                   8/22/06            76,540  AUD        56,836,804      1,578,524             --
British Pound Sterling (GBP)               8/7/06            11,000  GBP        20,359,011             --      1,048,841
Canadian Dollar (CAD)             7/26/06-8/17/06            47,240  CAD        42,361,728             --        725,077
Chinese Renminbi (CNY)                    7/20/06           220,000  CNY        27,582,936             --         30,414
Czech Koruna (CZK)                        7/20/06           590,000  CZK        26,523,779             --        323,682
Euro (EUR)                         7/6/06-12/6/06           153,720  EUR       197,323,674             --      4,466,364
Hungarian Forint (HUF)                    10/3/06         9,628,000  HUF        43,321,465             --        990,911
Japanese Yen (JPY)               7/20/06-11/30/06         9,100,000  JPY        80,436,298        631,576             --
New Taiwan Dollar (TWD)                   7/20/06           860,000  TWD        26,631,663             --        187,545
New Turkish Lira (TRY)            9/21/06-9/22/06            94,545  TRY        57,572,643             --      2,376,749
Slovakia Koruna (SKK)                     10/3/06           653,000  SKK        21,772,137             --        395,942
Swiss Franc (CHF)                         7/20/06            33,000  CHF        27,056,722             --        220,909
                                                                                             ----------------------------
                                                                                                2,210,100     10,766,434
                                                                                             ----------------------------
Total unrealized appreciation and depreciation                                               $  8,186,241   $ 13,337,569
                                                                                             ============================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:


40          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                    UNREALIZED
                                                     EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                      DATES   CONTRACTS     JUNE 30, 2006   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation, 5 yr.                             9/7/06         466   $    65,033,652   $     (210,956)
Euro-Bundesobligation, 10 yr.                            9/7/06         130        19,175,012         (100,779)
Euro-Schatz                                              9/7/06         744        98,958,290         (131,758)
FTSE 100 Index                                          9/15/06          62         6,678,440          325,033
IBEX 35 Index                                           7/21/06          46         6,777,062          425,398
Japan (Government of) Bonds, 10 yr.                      9/8/06         170       195,565,362       (1,164,438)
Japan (Government of) Mini Bonds, 10 yr.                 9/7/06         117        13,459,498          (72,023)
MSCI Taiwan Stock Index                                 7/28/06         238         6,609,260          154,433
NASDAQ 100 E-Mini Index                                 9/15/06         711        22,631,130          156,669
Standard & Poor's ASX 200 Index                         9/21/06          71         6,700,552          311,742
Standard & Poor's/MIB Index, 10 yr.                     9/15/06          29         6,801,088          345,719
U.S. Long Bonds                                         9/20/06       2,458       262,161,063         (186,798)
U.S. Treasury Nts., 2 yr.                               9/29/06         204        41,367,375          (95,962)
U.S. Treasury Nts., 10 yr.                              9/20/06       7,054       739,678,031        2,430,471
United Kingdom Long Gilt                                9/27/06          18         3,624,831          (46,195)
                                                                                                ---------------
                                                                                                     2,140,556
                                                                                                ---------------

CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.               9/15/06         310        23,408,279          266,428
CAC-40 10 Index                                         7/21/06         218        13,867,759         (987,022)
Canada (Government of) Bonds, 10 yr.                    9/20/06         304        30,045,973          252,765
DAX Index                                               9/15/06         172        31,495,274       (1,986,328)
Euro-Bundesobligation, 10 yr.                            9/7/06         124        18,290,012           89,862
FTSE 100 Index                                          9/15/06         214        23,051,390       (1,092,100)
MSCI Singapore Index                                    7/28/06         190         6,998,136         (232,130)
Nikkei 225 Index                                         9/7/06         211        28,596,732          178,370
Standard & Poor's 500 E-Mini                            9/15/06       2,122       135,744,340       (1,372,191)
Standard & Poor's/Toronto Stock Exchange 60 Index       9/14/06          57         6,709,487         (383,127)
U.S. Treasury Nts., 2 yr.                               9/29/06       1,957       396,842,906          294,023
U.S. Treasury Nts., 5 yr.                               9/29/06         848        87,688,500          518,846
U.S. Treasury Nts., 10 yr.                              9/20/06         111        11,639,391          (72,133)
                                                                                                ---------------
                                                                                                    (4,524,737)
                                                                                                ---------------
                                                                                                $   (2,384,181)
                                                                                                ===============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.


41          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended June 30, 2006 was as follows:

                                                    PUT OPTIONS
                                 -------------------------------
                                      NUMBER OF       AMOUNT OF
                                      CONTRACTS        PREMIUMS
----------------------------------------------------------------
Options outstanding as of
September 30, 2005                           --    $         --
Options written                  34,469,000,000         722,737
                                 -------------------------------
Options outstanding as of
June 30, 2006                    34,469,000,000    $    722,737
                                 ===============================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                    NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY                    SWAP DESCRIPTION                                          AMOUNT         DATES   APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                Received or paid monthly. The Counterparty pays
                                the Fund a Floating Payment which is the sum of
                                the Notional Amount, the Lehman Brothers CMBS
                                Index Spread and the Financial Spread on the
                                initial Notional Amount for the Swap Interest
                                Accrual Period. In addition, the Counterparty,
                                pays the Fund the Total Return Amount if it is a
                                positive value for a given Index Period. If it is
                                a negative, the Fund pays the Counterparty the
                                absolute value of the Total Return Amount for a
                                given Index Period, on each Payment Date.           $ 12,000,000       12/1/06   $     24,493

                                Six-Month BBA LIBOR                                   12,650,000       5/13/15        686,149
------------------------------------------------------------------------------------------------------------------------------


42          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

SWAP                                                                                    NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY                    SWAP DESCRIPTION                                          AMOUNT         DATES   APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):
                                Six-Month BBA LIBOR                                 $  7,180,000       1/14/15   $    154,426

                                Six-Month BBA LIBOR                                    7,180,000       1/20/15        251,559
------------------------------------------------------------------------------------------------------------------------------

                                Received or paid monthly. If the Carry Amount,
                                plus the Spread Return Amount (Spread Change times
                                Duration times Notional Amount), is positive, the
                                Counterparty pays the Fund. The payment is based
                                on the Carry Amount which is the Spread on the
                                Lehman Brothers CMBS AAA 8.5+ Index as of the
                                close of one Business Day prior to the Period End
                                Day plus 15 basis points times the Notional Amount
                                times the Day Count Basis. If it is negative, the
Lehman Brothers                 Fund pays the Counterparty the absolute value of
Special Financing, Inc.         the Spread Return Amount.                             12,600,000       12/1/06         25,717
                                                                                                                 -------------
                                                                                                                 $  1,142,344
                                                                                                                 =============
Abbreviations are as follows:

BBA LIBOR                       British Bankers' Association London-Interbank

CMBS                            Offered Rate Commercial Mortgage Backed Securities

INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss) on the notional amount of the swap in an amount equal to the daily change in such valuation. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss).

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of June 30, 2006, the Fund had entered into the following interest rate swap agreements:

                                                 RATE PAID BY    RATE RECEIVED                                     UNREALIZED
                               NOTIONAL           THE FUND AT   BY THE FUND AT   FLOATING RATE   TERMINATION     APPRECIATION
SWAP COUNTERPARTY                AMOUNT         JUNE 30, 2006    JUNE 30, 2006           INDEX         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
                                                                                        90-Day
                            313,800,000   TWD          2.3200%          1.6410%           CPTW       6/27/11   $       (6,291)
                                                                                     Six-Month
                             11,250,000   PLZ          4.3400           5.5200            WIBO       3/24/10           15,028
                                                                                     Six-Month
                             18,000,000   PLZ          4.1300           5.5500            WIBO       3/24/10           29,765
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First                                                                 28-Day MXN
Boston International         68,120,000   MXN          7.3450          10.0000            TIIE        7/9/15          130,695
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc. (Nassau                                                                 Six-Month
Branch)                      29,695,000   PLZ          4.6000           4.4800            WIBO        7/1/10         (140,421)
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                                     Six-Month
                          1,531,000,000   HUF          8.4400           7.3300           BUBOR        7/4/11               --
                                                                                     Six-Month
                              6,930,000                4.6840           5.2500           LIBOR       6/23/15          147,625
------------------------------------------------------------------------------------------------------------------------------


43          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                 RATE PAID BY    RATE RECEIVED                                     UNREALIZED
                               NOTIONAL           THE FUND AT   BY THE FUND AT   FLOATING RATE   TERMINATION     APPRECIATION
SWAP COUNTERPARTY                AMOUNT         JUNE 30, 2006    JUNE 30, 2006           INDEX         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG,
5 yr.:                      314,300,000   INR          7.1750%          6.5000%            IRS       6/27/11   $       22,105
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:

                            118,589,283   BRR         18.3300          17.1800            BZDI        1/2/08        1,329,914
                             12,475,040   BRR         26.2440          17.7200            BZDI        1/2/07           53,492
                             19,476,430   BRR         22.4230          18.1600            BZDI        1/2/08          439,360
                             34,200,000   MXN          7.3350          10.0000        MXN TIIE       6/24/15           65,125
                             67,560,000   MXN          7.3350          10.2200        MXN TIIE       1/30/15          220,623
                             59,375,000   MXN          7.3350          10.4300        MXN TIIE       5/29/15          265,465
                             59,375,000   MXN          7.3350          10.3000        MXN TIIE        6/1/15          221,456
                             59,620,000   MXN          7.3050          10.2900        MXN TIIE       6/14/15          217,694
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                             23,464,063   BRR         23.8820          18.0000            BZDI        1/2/07          166,334
                              9,638,700   BRR         26.4130          17.1700            BZDI        1/2/08           78,936
                             11,780,630   BRR         26.4130          17.1700            BZDI        1/2/08           96,478
                             70,140,000   MXN          7.3150          10.7000        MXN TIIE        5/8/15          414,314
                             39,690,000   MXN          7.3300           9.4100        MXN TIIE       8/31/20         (147,445)
                             78,820,000   MXN          7.3400           9.5000        MXN TIIE       8/28/25         (353,410)
                            119,100,000   MXN          7.3400           9.5100        MXN TIIE       8/26/25         (523,023)
                            179,660,000   MXN          7.3450           9.8400        MXN TIIE      12/31/09          555,192
                             30,800,000   MXN          7.3450          10.8500        MXN TIIE        3/5/15          209,711
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank:
                                                                                   Three-Month
                            169,320,000   ZAR          8.2900           7.4300            JIBA       6/23/08          216,629
                             65,300,000   MXN          7.3400           9.7600        MXN TIIE       8/17/15           40,638
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                                                                                    28-Day MXN
                             67,450,000   MXN          7.3450           9.9900            TIIE       7/19/15          134,700
                                                                                     Six-Month
                             52,480,000   GBP          5.2500           5.2590            WIBO       5/21/09           79,728
                                                                                     Six-Month
                             34,350,000   PLZ          4.6000           4.5300            WIBO        7/5/10         (375,118)
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                             12,776,603   BRR         18.6800          16.8800            BZDI        1/2/08           41,100
                             25,645,000   BRR         17.4880          17.5900            BZDI        1/2/07          152,540
                                                                                     Six-Month
                          1,174,000,000   JPY          1.5220           0.0790       BBA LIBOR       10/5/13          293,567
                                                                                     Six-Month
                          3,981,000,000   JPY          0.0790           0.6700       BBA LIBOR       10/5/08         (290,697)
------------------------------------------------------------------------------------------------------------------------------
                                                                                     Six-Month
UBS AG                      369,480,000   NOK          4.2200           3.3450           LIBOR        2/6/12        1,383,866
------------------------------------------------------------------------------------------------------------------------------
WestPac Banking
Corp.                        34,665,000   NZD          6.7500           7.4990            NDBB       6/29/16            4,321
                                                                                                               ---------------
                                                                                                               $    5,189,996
                                                                                                               ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR              Brazilian Real


44          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

GBP              British Pound Sterling
HUF              Hungarian Forint
INR              Indian Rupee
JPY              Japanese Yen
MXN              Mexican Nuevo Peso
NOK              Norwegian Krone
NZD              New Zealand Dollar
PLZ              Polish Zloty
TWD              New Taiwan Dollar
ZAR              South African Rand

Index abbreviations are as follows:

BBA LIBOR        British Bankers' Association London-Interbank Offered Rate
BUBOR            Budapest Interbank Offered Rate
BZDI             Brazil Cetip Interbank Deposit Rate
CPTW             Bloomberg Taiwan Secondary Commercial Papers
IRS              India Swap Composites
JIBA             South Africa Johannesburg Interbank Agreed Rate
LIBOR            London-Interbank Offered Rate
MXN TIIE         Mexican Peso-Interbank Equilibrium Interest Rate
NDBB             New Zealand Bank Bill
WIBO             Poland Warsaw Interbank Offer Bid Rate

CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                                            ANNUAL
                                                                      NOTIONAL AMOUNT     INTEREST
                                                                      RECEIVED BY THE    RATE PAID        UNREALIZED
                                                                     FUND UPON CREDIT       BY THE      APPRECIATION
                               REFERENCED DEBT OBLIGATION                       EVENT         FUND    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:

                               Hungary (Republic of)                 $     13,190,000       0.4000%   $      326,865
                               United Mexican States                       12,930,000       0.6475             7,760
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston,
Inc. (Nassau Branch)
                               General Motors Corp.                        13,000,000       7.0000           113,042
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG               Ukraine (Republic of)                       12,895,000       1.8800           188,958
---------------------------------------------------------------------------------------------------------------------


45          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                            ANNUAL
                                                                      NOTIONAL AMOUNT     INTEREST
                                                                      RECEIVED BY THE    RATE PAID        UNREALIZED
                                                                     FUND UPON CREDIT       BY THE      APPRECIATION
                               REFERENCED DEBT OBLIGATION                       EVENT         FUND    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank            Russian Federation                    $      8,390,000       2.4000%   $     (796,520)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                               Colombia (Republic of)                       5,880,000       3.7000          (432,702)
                               Indonesia (Government of)                    7,600,000       1.6800           167,973
                               Mexico (Government of)                      11,140,000       0.6450            88,316
                               NBG Finance plc                             23,940,000       0.2500            26,972
                               Ukraine (Republic of)                        7,725,000       1.7700           176,800
                               Ukraine (Republic of)                        4,504,000       1.6500           129,160
---------------------------------------------------------------------------------------------------------------------
UBS AG:
                               Brazil (Federal Republic of)                11,315,000       4.5000        (1,295,852)
                               Ukraine (Republic of)                       12,895,000       1.8400           251,962
                                                                                                      ---------------
                                                                                                      $   (1,047,266)
                                                                                                      ===============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                                            ANNUAL
                                                                                          INTEREST
                                                                      NOTIONAL AMOUNT         RATE
                                                                     PAID BY THE FUND     RECEIVED        UNREALIZED
                                                                          UPON CREDIT       BY THE      APPRECIATION
COUNTERPARTY                   REFERENCED DEBT OBLIGATION                       EVENT         FUND    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.
                               Russian Federation                    $     12,930,000       0.6475%   $       17,531
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:

                               General Motors Corp.                         4,300,000       9.8000            95,176
                               General Motors Corp.                         8,700,000       5.5500          (837,501)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                               Indonesia (Government of)                    7,600,000       1.6700          (210,183)
                               Istanbul Bond Co. SA for Finansbank         23,940,000       1.3000          (909,720)
---------------------------------------------------------------------------------------------------------------------
UBS AG                         Indonesia (Republic of)                      6,125,000       2.3000                --
                                                                                                      ---------------
                                                                                                      $   (1,844,697)
                                                                                                      ===============

SWAPTION TRANSACTIONS

The Fundmay enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty


46          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

Written swaption activity for the period ended June 30, 2006 was as follows:

                                                     CALL SWAPTIONS
                                  ----------------------------------
                                        NOTIONAL          AMOUNT OF
                                          AMOUNT           PREMIUMS
--------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005                $   69,130,000     $      283,433
Swaptions written                     79,500,000             88,401
Swaptions closed or expired          (69,130,000)          (283,433)
                                  ----------------------------------
Swaptions outstanding as of
June 30, 2006                     $   79,500,000     $       88,401
                                  ==================================

As of June 30, 2006, the Fund had entered into the following swaption contracts:

                        NOTIONAL   EXPIRATION   EXERCISE      PREMIUM
SWAPTIONS                 AMOUNT         DATE      PRICE     RECEIVED     VALUE
--------------------------------------------------------------------------------
Mexican Nuevo Peso   $79,500,000      9/15/06       9.35  *  $ 88,401   $63,490

* Exercise price is denoted in the following currency:

  MXN        Mexican Nuevo Peso

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                                                      UNREALIZED
                             ACQUISITION                       VALUATION AS OF      APPRECIATION
SECURITY                           DATES              COST       JUNE 30, 2006    (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Huntsman Corp.                    4/7/05    $      462,874   $       1,127,017   $       664,143
Prandium, Inc.           3/18/99-7/18/02        12,157,000              10,343       (12,146,657)
                                            -----------------------------------------------------
                                                12,619,874           1,137,360       (11,482,514)
                                            -----------------------------------------------------

CURRENCY
Argentine Peso (ARP)     6/21/06-6/22/06         2,266,564           2,279,747            13,183
                                            -----------------------------------------------------
                                            $   14,886,438   $       3,417,107   $   (11,469,331)
                                            =====================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value


47          |          OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $718,447,223, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold". Collateral of $725,989,685 was received for the loans, of which $604,502,020 was received in cash and subsequently invested in approved investments or held as cash.


48          |          OPPENHEIMER STRATEGIC INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006